Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 93.7%

Security	Shares	Value
Aerospace & Defense — 0.8%
AAR Corp.(1)	3,429	$ 204,128
AeroVironment, Inc.(1)	2,609	290,982
AerSale Corp.(1)	2,566	38,336
Archer Aviation, Inc., Class A(1)(2)	15,049	76,148
Astronics Corp.(1)	2,153	34,147
Cadre Holdings, Inc.	1,931	51,461
Ducommun, Inc.(1)	1,312	57,085
Eve Holding, Inc.(1)(2)	1,495	12,394
Kaman Corp.	2,777	54,568
Kratos Defense & Security Solutions, Inc.(1)	12,453	187,044
Leonardo DRS, Inc.(1)	4,981	83,183
Moog, Inc., Class A	2,822	318,773
National Presto Industries, Inc.	420	30,433
Park Aerospace Corp.	1,804	28,016
Parsons Corp.(1)	4,103	222,998
Redwire Corp.(1)	1,451	4,193
Rocket Lab USA, Inc.(1)(2)	27,711	121,374
Terran Orbital Corp.(1)(2)	8,404	6,996
Triumph Group, Inc.(1)	6,405	49,062
V2X, Inc.(1)	987	50,989
Virgin Galactic Holdings, Inc.(1)(2)	25,103	45,185
		$1,967,495
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.(1)	5,602	$116,914
Forward Air Corp.	2,600	178,724
Hub Group, Inc., Class A(1)	3,152	247,558
Radiant Logistics, Inc.(1)	3,434	19,402
		$562,598
Automobile Components — 1.4%
Adient PLC(1)	9,500	$348,650
American Axle & Manufacturing Holdings, Inc.(1)	11,349	82,394
Atmus Filtration Technologies, Inc.(1)	1,646	34,319
Cooper-Standard Holdings, Inc.(1)	1,396	18,734
Dana, Inc.	12,963	190,167
Dorman Products, Inc.(1)	2,618	198,340
Fox Factory Holding Corp.(1)	4,242	420,297
Gentherm, Inc.(1)	3,292	178,624
Goodyear Tire & Rubber Co. (The)(1)	27,994	347,965
Holley, Inc.(1)(2)	5,177	25,833
LCI Industries	2,457	288,501
Luminar Technologies, Inc.(1)(2)	27,070	123,169
Modine Manufacturing Co.(1)	5,116	234,057
Patrick Industries, Inc.	2,123	159,352
Solid Power, Inc.(1)(2)	15,286	30,878
Standard Motor Products, Inc.	2,104	70,737
Stoneridge, Inc.(1)	2,594	52,062
Visteon Corp.(1)	2,796	386,044
Security	Shares	Value
Automobile Components (continued)
XPEL, Inc.(1)	2,248	$ 173,343
		$ 3,363,466
Automobiles — 0.1%
Fisker, Inc.(1)(2)	19,496	$ 125,164
Livewire Group, Inc.(1)(2)	911	6,313
Winnebago Industries, Inc.	2,950	175,378
Workhorse Group, Inc.(1)	11,961	4,957
		$ 311,812
Banks — 7.9%
1st Source Corp.	1,657	$69,743
ACNB Corp.	634	20,041
Amalgamated Financial Corp.	1,744	30,032
Amerant Bancorp, Inc.	2,588	45,135
American National Bankshares, Inc.	942	35,739
Ameris Bancorp	6,581	252,645
Ames National Corp.	711	11,795
Arrow Financial Corp.	1,265	21,528
Associated Banc-Corp.	15,052	257,540
Atlantic Union Bankshares Corp.	7,468	214,929
Axos Financial, Inc.(1)	5,653	214,023
Banc of California, Inc.	5,385	66,666
BancFirst Corp.	2,191	190,025
Bancorp, Inc. (The)(1)	5,316	183,402
Bank First Corp.(2)	921	71,055
Bank of Hawaii Corp.(2)	3,899	193,741
Bank of Marin Bancorp	1,552	28,371
Bank of NT Butterfield & Son, Ltd. (The)	4,983	134,940
Bank7 Corp.	308	6,933
BankUnited, Inc.	7,396	167,889
Bankwell Financial Group, Inc.	423	10,266
Banner Corp.	3,404	144,261
Bar Harbor Bankshares	1,466	34,642
Baycom Corp.	964	18,518
BCB Bancorp, Inc.	1,078	12,009
Berkshire Hills Bancorp, Inc.	4,382	87,859
Blue Foundry Bancorp(1)	2,149	17,987
Blue Ridge Bankshares, Inc.	1,360	6,147
Bridgewater Bancshares, Inc.(1)	1,907	18,078
Brookline Bancorp, Inc.	8,680	79,075
Burke & Herbert Financial Services Corp.	531	24,673
Business First Bancshares, Inc.	2,368	44,424
Byline Bancorp, Inc.	2,443	48,152
C&F Financial Corp.	271	14,526
Cadence Bank	18,120	384,506
Cambridge Bancorp	750	46,717
Camden National Corp.	1,409	39,762
Capital Bancorp, Inc.	945	18,078
Capital City Bank Group, Inc.	1,232	36,751
Capitol Federal Financial, Inc.	12,693	60,546

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Capstar Financial Holdings, Inc.	1,934	$ 27,443
Carter Bankshares, Inc.(1)	1,998	25,035
Cathay General Bancorp	6,913	240,296
Central Pacific Financial Corp.	2,337	38,981
Central Valley Community Bancorp	825	11,641
Chemung Financial Corp.	289	11,447
ChoiceOne Financial Services, Inc.(2)	577	11,332
Citizens & Northern Corp.	1,125	19,744
Citizens Financial Services, Inc.	358	17,155
City Holding Co.	1,513	136,700
Civista Bancshares, Inc.	1,318	20,429
CNB Financial Corp.	2,047	37,071
Coastal Financial Corp.(1)	1,076	46,171
Codorus Valley Bancorp, Inc.	792	14,763
Colony Bankcorp, Inc.	1,228	12,274
Columbia Financial, Inc.(1)	2,595	40,767
Community Bank System, Inc.	5,295	223,502
Community Trust Bancorp, Inc.	1,316	45,086
ConnectOne Bancorp, Inc.	3,685	65,704
CrossFirst Bankshares, Inc.(1)	4,396	44,356
Customers Bancorp, Inc.(1)	2,844	97,976
CVB Financial Corp.	13,230	219,221
Dime Community Bancshares, Inc.	3,477	69,401
Eagle Bancorp, Inc.	3,047	65,358
Eastern Bankshares, Inc.	15,410	193,241
Enterprise Bancorp, Inc.	790	21,630
Enterprise Financial Services Corp.	3,608	135,300
Equity Bancshares, Inc., Class A	1,296	31,195
Esquire Financial Holdings, Inc.	519	23,713
ESSA Bancorp, Inc.	718	10,777
Evans Bancorp, Inc.	433	11,604
Farmers & Merchants Bancorp, Inc.	1,340	23,490
Farmers National Banc Corp.	3,664	42,356
FB Financial Corp.	3,528	100,054
Fidelity D&D Bancorp, Inc.	385	17,479
Financial Institutions, Inc.	1,360	22,889
First Bancorp, Inc. (The)	691	16,238
First Bancorp.	3,957	111,350
First BanCorp. / Puerto Rico	17,631	237,313
First Bancshares, Inc. (The)	3,016	81,341
First Bank / Hamilton	2,134	23,004
First Busey Corp.	5,163	99,233
First Business Financial Services, Inc.	601	18,036
First Commonwealth Financial Corp.	10,176	124,249
First Community Bankshares, Inc.	1,752	51,596
First Community Corp.	609	10,517
First Financial Bancorp	9,367	183,593
First Financial Bankshares, Inc.	12,961	325,580
First Financial Corp. / IN	1,159	39,186
First Foundation, Inc.	4,983	30,297
First Interstate BancSystem, Inc., Class A	8,215	204,882
Security	Shares	Value
Banks (continued)
First Merchants Corp.	5,878	$ 163,526
First Mid Bancshares, Inc.	1,889	50,172
First of Long Island Corp. (The)	2,051	23,607
First Western Financial, Inc.(1)	592	10,745
Five Star Bancorp	963	19,318
Flushing Financial Corp.	2,270	29,805
FS Bancorp, Inc.	547	16,136
Fulton Financial Corp.	16,178	195,916
FVCBankcorp, Inc.(1)(2)	1,120	14,347
German American Bancorp, Inc.	2,788	75,527
Glacier Bancorp, Inc.	11,091	316,093
Great Southern Bancorp, Inc.	796	38,144
Greene County Bancorp, Inc.	508	12,217
Guaranty Bancshares, Inc.	732	21,001
Hancock Whitney Corp.	8,629	319,187
Hanmi Financial Corp.	3,003	48,739
HarborOne Bancorp, Inc.	3,960	37,699
HBT Financial, Inc.	1,324	24,150
Heartland Financial USA, Inc.	4,203	123,694
Heritage Commerce Corp.	5,845	49,507
Heritage Financial Corp.	3,423	55,829
Hilltop Holdings, Inc.	4,643	131,675
Hingham Institution for Savings (The)(2)	147	27,452
Home Bancorp, Inc.	638	20,333
Home BancShares, Inc.	18,969	397,211
HomeStreet, Inc.	1,583	12,332
HomeTrust Bancshares, Inc.	1,190	25,787
Hope Bancorp, Inc.	11,475	101,554
Horizon Bancorp	4,256	45,454
Independent Bank Corp.	4,394	215,701
Independent Bank Corp. / MI	1,993	36,552
Independent Bank Group, Inc.	3,597	142,261
International Bancshares Corp.	5,342	231,522
John Marshall Bancorp, Inc.	855	15,262
Kearny Financial Corp.	5,244	36,341
Lakeland Bancorp, Inc.	6,201	78,257
Lakeland Financial Corp.	2,469	117,179
LCNB Corp.	873	12,458
Live Oak Bancshares, Inc.	3,345	96,838
Luther Burbank Corp.	1,113	9,349
Macatawa Bank Corp.	2,061	18,467
MainStreet Bancshares, Inc.	575	11,810
Mercantile Bank Corp.	1,548	47,849
Metrocity Bankshares, Inc.	1,802	35,463
Metropolitan Bank Holding Corp.(1)	1,034	37,513
Mid Penn Bancorp, Inc.	1,112	22,385
Middlefield Banc Corp.(2)	649	16,491
Midland States Bancorp, Inc.	2,135	43,853
MidWestOne Financial Group, Inc.	1,404	28,543
MVB Financial Corp.	1,120	25,290
National Bank Holdings Corp., Class A	3,662	108,981

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
National Bankshares, Inc.	477	$ 11,944
NBT Bancorp, Inc.	4,499	142,573
Nicolet Bankshares, Inc.	1,270	88,621
Northeast Bank	765	33,736
Northeast Community Bancorp, Inc.(2)	1,105	16,310
Northfield Bancorp, Inc.	3,620	34,209
Northrim BanCorp, Inc.	455	18,027
Northwest Bancshares, Inc.	12,670	129,614
Norwood Financial Corp.	609	15,688
Oak Valley Bancorp	556	13,944
OceanFirst Financial Corp.	5,792	83,810
OFG Bancorp	4,635	138,401
Old National Bancorp	29,135	423,623
Old Second Bancorp, Inc.	4,314	58,714
Orange County Bancorp, Inc.	422	18,218
Origin Bancorp, Inc.	2,901	83,752
Orrstown Financial Services, Inc.	900	18,909
Pacific Premier Bancorp, Inc.	9,435	205,306
PacWest Bancorp	11,921	94,295
Park National Corp.	1,425	134,691
Parke Bancorp, Inc.	758	12,348
Pathward Financial, Inc.	2,730	125,826
PCB Bancorp	873	13,488
Peapack-Gladstone Financial Corp.	1,683	43,169
Penns Woods Bancorp, Inc.	566	11,931
Peoples Bancorp, Inc.	3,365	85,404
Peoples Financial Services Corp.	676	27,108
Pioneer Bancorp, Inc.(1)	918	7,840
Plumas Bancorp	452	15,431
Ponce Financial Group, Inc.(1)	1,689	13,208
Preferred Bank / Los Angeles	1,331	82,855
Premier Financial Corp.	3,489	59,522
Primis Financial Corp.	1,573	12,820
Princeton Bancorp, Inc.	420	12,176
Provident Financial Services, Inc.	7,300	111,617
QCR Holdings, Inc.	1,639	79,524
RBB Bancorp	1,147	14,659
Red River Bancshares, Inc.	422	19,395
Renasant Corp.	5,488	143,731
Republic Bancorp, Inc., Class A	737	32,465
S&T Bancorp, Inc.	3,866	104,691
Sandy Spring Bancorp, Inc.	4,359	93,413
Seacoast Banking Corp. of Florida	8,376	183,937
ServisFirst Bancshares, Inc.	5,066	264,293
Shore Bancshares, Inc.	2,321	24,417
Sierra Bancorp	1,243	23,567
Simmons First National Corp., Class A	12,555	212,933
SmartFinancial, Inc.	1,564	33,423
South Plains Financial, Inc.	1,206	31,887
Southern First Bancshares, Inc.(1)	613	16,514
Southern Missouri Bancorp, Inc.	690	26,696
Security	Shares	Value
Banks (continued)
Southern States Bancshares, Inc.	620	$ 14,006
Southside Bancshares, Inc.	2,903	83,316
SouthState Corp.	7,571	509,983
Stellar Bancorp, Inc.	4,840	103,189
Sterling Bancorp, Inc.(1)	1,284	7,499
Stock Yards Bancorp, Inc.	2,698	106,004
Summit Financial Group, Inc.	955	21,526
Texas Capital Bancshares, Inc.(1)	4,762	280,482
Third Coast Bancshares, Inc.(1)	958	16,382
Timberland Bancorp, Inc.	623	16,883
Tompkins Financial Corp.	1,378	67,508
TowneBank	6,978	160,006
TriCo Bancshares	3,089	98,941
Triumph Financial, Inc.(1)	2,209	143,121
TrustCo Bank Corp.	1,565	42,709
Trustmark Corp.	6,050	131,466
UMB Financial Corp.	4,403	273,206
United Bankshares, Inc.	13,013	359,029
United Community Banks, Inc.	11,495	292,088
Unity Bancorp, Inc.	528	12,371
Univest Financial Corp.	2,862	49,742
USCB Financial Holdings, Inc.(1)	808	8,492
Valley National Bancorp	42,927	367,455
Veritex Holdings, Inc.	5,216	93,627
Virginia National Bankshares Corp.	390	11,836
Washington Federal, Inc.	6,514	166,889
Washington Trust Bancorp, Inc.	1,669	43,945
WesBanco, Inc.	5,737	140,098
West BanCorp, Inc.	1,387	22,622
Westamerica BanCorp.	2,600	112,450
WSFS Financial Corp.	6,088	222,212
		$18,574,423
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	475	$302,252
Duckhorn Portfolio, Inc. (The)(1)	4,331	44,436
MGP Ingredients, Inc.	1,577	166,342
National Beverage Corp.(1)	2,357	110,826
Primo Water Corp.	15,559	214,714
Vita Coco Co., Inc. (The)(1)	2,841	73,980
Zevia PBC, Class A(1)(2)	2,059	4,571
		$917,121
Biotechnology — 6.1%
2seventy bio, Inc.(1)(2)	4,148	$16,260
4D Molecular Therapeutics, Inc.(1)	3,929	50,016
89bio, Inc.(1)	6,142	94,832
Aadi Bioscience, Inc.(1)	1,086	5,256
ACADIA Pharmaceuticals, Inc.(1)	12,040	250,914
ACELYRIN, Inc.(1)	3,322	33,785
Acrivon Therapeutics, Inc.(1)	695	6,644

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Actinium Pharmaceuticals, Inc.(1)	2,148	$ 12,716
Adicet Bio, Inc.(1)(2)	2,145	2,939
ADMA Biologics, Inc.(1)	20,929	74,926
Aerovate Therapeutics, Inc.(1)	772	10,476
Agenus, Inc.(1)	34,082	38,513
Agios Pharmaceuticals, Inc.(1)	5,519	136,595
Akero Therapeutics, Inc.(1)	5,145	260,234
Aldeyra Therapeutics, Inc.(1)	3,846	25,691
Alector, Inc.(1)	6,260	40,565
Alkermes PLC(1)	16,486	461,773
Allakos, Inc.(1)	5,490	12,462
Allogene Therapeutics, Inc.(1)(2)	8,104	25,690
Allovir, Inc.(1)	2,408	5,177
Alpine Immune Sciences, Inc.(1)	2,621	30,010
Altimmune, Inc.(1)	4,082	10,613
ALX Oncology Holdings, Inc.(1)(2)	1,419	6,811
Amicus Therapeutics, Inc.(1)	27,861	338,790
AnaptysBio, Inc.(1)	1,512	27,156
Anavex Life Sciences Corp.(1)(2)	6,976	45,693
Anika Therapeutics, Inc.(1)	1,202	22,393
Annexon, Inc.(1)	3,769	8,895
Apogee Therapeutics, Inc.(1)	1,954	41,620
Arbutus Biopharma Corp.(1)(2)	9,124	18,522
Arcellx, Inc.(1)	3,771	135,303
Arcturus Therapeutics Holdings, Inc.(1)	2,317	59,199
Arcus Biosciences, Inc.(1)	5,242	94,094
Arcutis Biotherapeutics, Inc.(1)	5,071	26,927
Ardelyx, Inc.(1)	21,005	85,700
Arrowhead Pharmaceuticals, Inc.(1)	10,186	273,698
ARS Pharmaceuticals, Inc.(1)	2,002	7,568
Astria Therapeutics, Inc.(1)(2)	2,110	15,741
Atara Biotherapeutics, Inc.(1)	6,782	10,037
Aura Biosciences, Inc.(1)	2,268	20,344
Aurinia Pharmaceuticals, Inc.(1)(2)	13,454	104,538
Avid Bioservices, Inc.(1)	6,166	58,207
Avidity Biosciences, Inc.(1)	7,024	44,813
Avita Medical, Inc.(1)	2,076	30,330
Beam Therapeutics, Inc.(1)	6,790	163,300
BioAtla, Inc.(1)	3,653	6,210
BioCryst Pharmaceuticals, Inc.(1)	18,832	133,331
Biohaven, Ltd.(1)	5,790	150,598
Biomea Fusion, Inc.(1)	1,641	22,580
BioVie, Inc.(1)	274	934
Bioxcel Therapeutics, Inc.(1)(2)	1,350	3,416
Bluebird Bio, Inc.(1)	8,694	26,430
Blueprint Medicines Corp.(1)	6,042	303,429
Bridgebio Pharma, Inc.(1)	11,379	300,064
Cabaletta Bio, Inc.(1)	3,452	52,539
CareDx, Inc.(1)	5,133	35,931
Caribou Biosciences, Inc.(1)	7,487	35,788
Carisma Therapeutics, Inc.(2)	2,202	9,314
Security	Shares	Value
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc.(1)	9,580	$ 111,990
Celcuity, Inc.(1)	1,423	13,006
Celldex Therapeutics, Inc.(1)	4,616	127,032
Century Therapeutics, Inc.(1)	905	1,810
Cerevel Therapeutics Holdings, Inc.(1)(2)	6,148	134,211
Cogent Biosciences, Inc.(1)(2)	8,129	79,258
Coherus Biosciences, Inc.(1)(2)	9,819	36,723
Compass Therapeutics, Inc.(1)(2)	7,536	14,846
Crinetics Pharmaceuticals, Inc.(1)	6,477	192,626
Cue Biopharma, Inc.(1)	2,854	6,564
Cullinan Oncology, Inc.(1)	1,984	17,955
Cytokinetics, Inc.(1)	9,254	272,623
Day One Biopharmaceuticals, Inc.(1)	6,279	77,043
Deciphera Pharmaceuticals, Inc.(1)	5,166	65,712
Denali Therapeutics, Inc.(1)	11,738	242,155
Design Therapeutics, Inc.(1)	2,570	6,065
Disc Medicine, Inc.(1)(2)	885	41,577
Dynavax Technologies Corp.(1)	12,878	190,208
Dyne Therapeutics, Inc.(1)	3,510	31,450
Eagle Pharmaceuticals, Inc.(1)	867	13,673
Editas Medicine, Inc.(1)	8,245	64,311
Emergent BioSolutions, Inc.(1)	3,841	13,059
Enanta Pharmaceuticals, Inc.(1)	1,973	22,038
Entrada Therapeutics, Inc.(1)(2)	1,767	27,919
EQRx, Inc.(1)	31,468	69,859
Erasca, Inc.(1)	4,957	9,765
Fate Therapeutics, Inc.(1)	8,358	17,719
Fennec Pharmaceuticals, Inc.(1)	1,499	11,258
FibroGen, Inc.(1)	7,057	6,090
Foghorn Therapeutics, Inc.(1)(2)	1,534	7,670
Genelux Corp.(1)	1,860	45,551
Generation Bio Co.(1)	3,277	12,420
Geron Corp.(1)	49,479	104,895
Graphite Bio, Inc.(1)	2,314	5,739
Gritstone bio, Inc.(1)	7,248	12,467
Halozyme Therapeutics, Inc.(1)	12,771	487,852
Heron Therapeutics, Inc.(1)(2)	7,128	7,342
HilleVax, Inc.(1)	1,753	23,578
Humacyte, Inc.(1)(2)	4,704	13,783
Icosavax, Inc.(1)(2)	1,875	14,531
Ideaya Biosciences, Inc.(1)	5,395	145,557
IGM Biosciences, Inc.(1)(2)	627	5,235
Immuneering Corp., Class A(1)	1,675	12,864
ImmunityBio, Inc.(1)(2)	10,872	18,374
ImmunoGen, Inc.(1)	23,559	373,881
Immunovant, Inc.(1)	5,361	205,809
Inhibrx, Inc.(1)(2)	3,412	62,610
Inozyme Pharma, Inc.(1)(2)	2,795	11,739
Insmed, Inc.(1)	13,097	330,699
Intellia Therapeutics, Inc.(1)	8,766	277,181
Intercept Pharmaceuticals, Inc.(1)	4,066	75,384

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(1)	22,989	$ 104,600
Ironwood Pharmaceuticals, Inc.(1)	13,773	132,634
iTeos Therapeutics, Inc.(1)	2,444	26,762
Janux Therapeutics, Inc.(1)	1,706	17,196
KalVista Pharmaceuticals, Inc.(1)	2,468	23,767
Karyopharm Therapeutics, Inc.(1)(2)	6,194	8,300
Keros Therapeutics, Inc.(1)	2,236	71,284
Kezar Life Sciences, Inc.(1)	4,127	4,911
Kiniksa Pharmaceuticals, Ltd., Class A(1)	3,094	53,743
Kodiak Sciences, Inc.(1)	2,568	4,622
Krystal Biotech, Inc.(1)	2,147	249,052
Kura Oncology, Inc.(1)	6,475	59,052
Kymera Therapeutics, Inc.(1)(2)	3,775	52,473
Larimar Therapeutics, Inc.(1)	2,118	8,366
Lexicon Pharmaceuticals, Inc.(1)(2)	5,367	5,850
Lineage Cell Therapeutics, Inc.(1)	10,656	12,574
Lyell Immunopharma, Inc.(1)(2)	17,114	25,158
MacroGenics, Inc.(1)	4,499	20,965
Madrigal Pharmaceuticals, Inc.(1)	1,353	197,592
MannKind Corp.(1)(2)	25,517	105,385
MeiraGTx Holdings PLC(1)	2,356	11,568
Merrimack Pharmaceuticals, Inc.(1)	865	10,665
Mersana Therapeutics, Inc.(1)	9,896	12,568
MiMedx Group, Inc.(1)	11,316	82,494
Mineralys Therapeutics, Inc.(1)	972	9,244
Mirum Pharmaceuticals, Inc.(1)(2)	2,637	83,329
Monte Rosa Therapeutics, Inc.(1)(2)	2,241	10,734
Morphic Holding, Inc.(1)	3,456	79,177
Myriad Genetics, Inc.(1)	8,027	128,753
Nkarta, Inc.(1)(2)	2,431	3,379
Novavax, Inc.(1)(2)	8,587	62,170
Nurix Therapeutics, Inc.(1)	4,621	36,321
Nuvalent, Inc., Class A(1)	2,383	109,547
Nuvectis Pharma, Inc.(1)(2)	566	7,296
Ocean Biomedical, Inc.(1)(2)	717	2,796
Olema Pharmaceuticals, Inc.(1)	2,217	27,380
Omega Therapeutics, Inc.(1)	2,013	4,328
Organogenesis Holdings, Inc.(1)	5,386	17,127
ORIC Pharmaceuticals, Inc.(1)(2)	3,223	19,499
Outlook Therapeutics, Inc.(1)(2)	12,147	2,684
Ovid Therapeutics, Inc.(1)	4,924	18,908
PDS Biotechnology Corp.(1)	2,309	11,660
PepGen, Inc.(1)	1,175	5,969
PMV Pharmaceuticals, Inc.(1)	3,772	23,160
Point Biopharma Global, Inc.(1)	8,990	59,963
Poseida Therapeutics, Inc.(1)	5,612	13,357
Precigen, Inc.(1)(2)	13,542	19,230
Prelude Therapeutics, Inc.(1)	819	2,531
Prime Medicine, Inc.(1)(2)	3,901	37,216
ProKidney Corp.(1)	4,510	20,656
Protagonist Therapeutics, Inc.(1)	5,386	89,838
Security	Shares	Value
Biotechnology (continued)
Protalix BioTherapeutics, Inc.(1)	4,638	$ 7,699
Prothena Corp. PLC(1)	4,119	198,742
PTC Therapeutics, Inc.(1)	7,038	157,722
Rallybio Corp.(1)	2,525	8,509
Rapt Therapeutics, Inc.(1)	2,913	48,414
Recursion Pharmaceuticals, Inc., Class A(1)	13,560	103,734
REGENXBIO, Inc.(1)	4,037	66,449
Relay Therapeutics, Inc.(1)	8,970	75,438
Reneo Pharmaceuticals, Inc.(1)(2)	799	6,084
Replimune Group, Inc.(1)	4,017	68,731
REVOLUTION Medicines, Inc.(1)	10,076	278,904
Rhythm Pharmaceuticals, Inc.(1)(2)	5,067	116,161
Rigel Pharmaceuticals, Inc.(1)	14,810	15,995
Rocket Pharmaceuticals, Inc.(1)	5,574	114,211
Sage Therapeutics, Inc.(1)	5,253	108,107
Sagimet Biosciences, Inc., Class A(1)	525	4,620
Sana Biotechnology, Inc.(1)	9,266	35,859
Sangamo Therapeutics, Inc.(1)	9,803	5,880
Savara, Inc.(1)	9,054	34,224
Scholar Rock Holding Corp.(1)(2)	4,348	30,871
Selecta Biosciences, Inc.(1)(2)	9,591	10,166
Seres Therapeutics, Inc.(1)(2)	8,033	19,119
SpringWorks Therapeutics, Inc.(1)(2)	5,789	133,842
Stoke Therapeutics, Inc.(1)(2)	2,278	8,975
Summit Therapeutics, Inc.(1)(2)	9,569	17,894
Sutro Biopharma, Inc.(1)	4,967	17,236
Syndax Pharmaceuticals, Inc.(1)	6,546	95,048
Tango Therapeutics, Inc.(1)	3,498	39,387
Tenaya Therapeutics, Inc.(1)	3,317	8,458
TG Therapeutics, Inc.(1)	13,633	113,972
Travere Therapeutics, Inc.(1)	7,238	64,708
Turnstone Biologics Corp.(1)	630	2,482
Twist Bioscience Corp.(1)	5,655	114,570
Tyra Biosciences, Inc.(1)	940	12,944
UroGen Pharma, Ltd.(1)	1,616	22,640
Vanda Pharmaceuticals, Inc.(1)	4,281	18,494
Vaxcyte, Inc.(1)	9,217	469,883
Vaxxinity, Inc., Class A(1)	3,519	4,821
Vera Therapeutics, Inc.(1)	3,312	45,408
Veracyte, Inc.(1)	7,233	161,513
Vericel Corp.(1)	4,732	158,617
Verve Therapeutics, Inc.(1)	5,040	66,830
Vigil Neuroscience, Inc.(1)	1,327	7,153
Viking Therapeutics, Inc.(1)	9,553	105,752
Vir Biotechnology, Inc.(1)	8,321	77,968
Viridian Therapeutics, Inc.(1)	4,162	63,845
Vor BioPharma, Inc.(1)	3,111	6,595
Voyager Therapeutics, Inc.(1)	2,623	20,328
X4 Pharmaceuticals, Inc.(1)	10,167	11,082
Xencor, Inc.(1)	5,763	116,124
XOMA Corp.(1)(2)	604	8,510

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc.(1)	2,645	$ 14,415
Zentalis Pharmaceuticals, Inc.(1)	5,837	117,090
Zura Bio, Ltd.(1)	626	4,132
Zymeworks, Inc.(1)	4,408	27,947
		$ 14,382,171
Broadline Retail — 0.1%
Big Lots, Inc.	2,101	$ 10,736
ContextLogic, Inc., Class A(1)(2)	1,423	6,275
Dillard's, Inc., Class A(2)	360	119,092
Qurate Retail, Inc., Class B(1)	110	838
Savers Value Village, Inc.(1)	2,598	48,505
		$185,446
Building Products — 1.8%
AAON, Inc.	6,736	$383,076
American Woodmark Corp.(1)	1,656	125,210
Apogee Enterprises, Inc.	2,197	103,435
AZZ, Inc.	2,467	112,446
CSW Industrials, Inc.	1,532	268,468
Gibraltar Industries, Inc.(1)	3,081	207,998
Griffon Corp.	4,362	173,040
Insteel Industries, Inc.	1,863	60,473
Janus International Group, Inc.(1)	8,442	90,329
JELD-WEN Holding, Inc.(1)	8,463	113,066
Masonite International Corp.(1)	2,209	205,923
MasterBrand, Inc.(1)	12,895	156,674
PGT Innovations, Inc.(1)	5,781	160,423
Quanex Building Products Corp.	3,282	92,454
Resideo Technologies, Inc.(1)	14,562	230,080
Simpson Manufacturing Co., Inc.	4,228	633,397
UFP Industries, Inc.	5,972	611,533
Zurn Elkay Water Solutions Corp., Class C	14,713	412,258
		$4,140,283
Capital Markets — 1.3%
AlTi Global, Inc.(1)(2)	1,737	$12,090
Artisan Partners Asset Management, Inc., Class A	6,109	228,599
Assetmark Financial Holdings, Inc.(1)	2,169	54,399
Avantax, Inc.(1)	3,911	100,043
B. Riley Financial, Inc.(2)	1,858	76,159
Bakkt Holdings, Inc.(1)(2)	4,263	4,988
BGC Group, Inc., Class A	31,242	164,958
Brightsphere Investment Group, Inc.	3,238	62,785
Cohen & Steers, Inc.	2,585	162,054
Diamond Hill Investment Group, Inc.	250	42,142
Donnelley Financial Solutions, Inc.(1)	2,459	138,392
Forge Global Holdings, Inc.(1)(2)	9,074	18,420
GCM Grosvenor, Inc., Class A	3,365	26,112
Hamilton Lane, Inc., Class A	3,633	328,568
MarketWise, Inc.	1,277	2,043
Security	Shares	Value
Capital Markets (continued)
Moelis & Co., Class A	6,642	$ 299,753
Open Lending Corp., Class A(1)	9,892	72,409
P10, Inc., Class A	3,553	41,392
Patria Investments, Ltd., Class A	5,365	78,222
Perella Weinberg Partners	3,494	35,569
Piper Sandler Cos.	1,725	250,660
PJT Partners, Inc., Class A	2,418	192,086
Sculptor Capital Management, Inc.	2,466	28,606
Silvercrest Asset Management Group, Inc., Class A	744	11,807
StepStone Group, Inc., Class A	5,363	169,364
StoneX Group, Inc.(1)	1,751	169,707
Value Line, Inc.	91	3,979
Victory Capital Holdings, Inc., Class A	2,755	91,852
Virtus Investment Partners, Inc.	689	139,171
WisdomTree, Inc.	13,617	95,319
		$3,101,648
Chemicals — 1.8%
AdvanSix, Inc.	2,633	$81,834
American Vanguard Corp.	2,506	27,391
Aspen Aerogels, Inc.(1)(2)	5,021	43,181
Avient Corp.	8,992	317,597
Balchem Corp.	3,181	394,571
Cabot Corp.	5,508	381,539
Chase Corp.	754	95,931
Core Molding Technologies, Inc.(1)	640	18,234
Danimer Scientific, Inc.(1)	7,000	14,490
Ecovyst, Inc.(1)	9,465	93,136
FutureFuel Corp.	1,874	13,437
Hawkins, Inc.	1,924	113,227
HB Fuller Co.	5,380	369,122
Ingevity Corp.(1)	3,718	177,014
Innospec, Inc.	2,481	253,558
Intrepid Potash, Inc.(1)	831	20,908
Koppers Holdings, Inc.	2,005	79,298
Kronos Worldwide, Inc.	1,877	14,547
Livent Corp.(1)	17,948	330,423
LSB Industries, Inc.(1)	5,423	55,477
Mativ Holdings, Inc.	5,420	77,289
Minerals Technologies, Inc.	3,236	177,203
Origin Materials, Inc.(1)(2)	10,461	13,390
Orion S.A.	5,576	118,657
Perimeter Solutions S.A.(1)(2)	15,459	70,184
PureCycle Technologies, Inc.(1)(2)	11,545	64,767
Quaker Chemical Corp.	1,381	220,960
Rayonier Advanced Materials, Inc.(1)	5,330	18,868
Sensient Technologies Corp.	4,185	244,739
Stepan Co.	2,118	158,786
Trinseo PLC	3,452	28,203
Tronox Holdings PLC, Class A	11,640	156,442

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Valhi, Inc.	189	$ 2,506
		$ 4,246,909
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	6,586	$ 263,506
ACCO Brands Corp.	9,262	53,164
ACV Auctions, Inc., Class A(1)	12,632	191,754
Aris Water Solutions, Inc., Class A(2)	2,469	24,641
BrightView Holdings, Inc.(1)	3,485	27,009
Brink's Co. (The)	4,589	333,345
Casella Waste Systems, Inc., Class A(1)	5,663	432,087
CECO Environmental Corp.(1)	2,452	39,158
Cimpress PLC(1)	1,772	124,058
CompX International, Inc.	124	2,305
CoreCivic, Inc.(1)	11,304	127,170
Deluxe Corp.	4,327	81,737
Ennis, Inc.	2,271	48,191
Enviri Corp.(1)	7,844	56,634
GEO Group, Inc. (The)(1)	11,837	96,827
Healthcare Services Group, Inc.	7,399	77,172
Heritage-Crystal Clean, Inc.(1)	1,769	80,224
HNI Corp.	4,591	158,986
Interface, Inc.	5,657	55,495
LanzaTech Global, Inc.(1)	1,704	7,958
Li-Cycle Holdings Corp.(1)(2)	13,610	48,315
Liquidity Services, Inc.(1)	2,122	37,390
Matthews International Corp., Class A	2,954	114,940
MillerKnoll, Inc.	7,551	184,622
Montrose Environmental Group, Inc.(1)	2,773	81,138
NL Industries, Inc.	532	2,527
OPENLANE, Inc.(1)	10,732	160,121
Performant Financial Corp.(1)	5,558	12,561
Pitney Bowes, Inc.	17,315	52,291
Quad / Graphics, Inc.(1)	2,612	13,138
SP Plus Corp.(1)	1,931	69,709
Steelcase, Inc., Class A	8,703	97,212
UniFirst Corp.	1,492	243,211
Viad Corp.(1)	2,008	52,610
VSE Corp.	1,283	64,714
		$3,515,920
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	7,756	$63,832
Aviat Networks, Inc.(1)	1,092	34,070
Calix, Inc.(1)	5,863	268,760
Cambium Networks Corp.(1)	659	4,830
Clearfield, Inc.(1)(2)	1,291	37,000
CommScope Holding Co., Inc.(1)	20,601	69,219
Comtech Telecommunications Corp.	2,055	17,981
Digi International, Inc.(1)	3,494	94,338
DZS, Inc.(1)(2)	1,018	2,138
Security	Shares	Value
Communications Equipment (continued)
Extreme Networks, Inc.(1)	12,545	$ 303,714
Harmonic, Inc.(1)	10,947	105,420
Infinera Corp.(1)	19,826	82,873
KVH Industries, Inc.(1)	1,549	7,900
NETGEAR, Inc.(1)	2,438	30,694
NetScout Systems, Inc.(1)	6,781	190,004
Ribbon Communications, Inc.(1)	8,663	23,217
Viavi Solutions, Inc.(1)	22,226	203,146
		$1,539,136
Construction & Engineering — 1.5%
Ameresco, Inc., Class A(1)	3,197	$123,276
API Group Corp.(1)	20,800	539,344
Arcosa, Inc.	4,824	346,845
Argan, Inc.	1,271	57,856
Bowman Consulting Group, Ltd.(1)	830	23,265
Comfort Systems USA, Inc.	3,551	605,126
Concrete Pumping Holdings, Inc.(1)	2,145	18,404
Construction Partners, Inc., Class A(1)	3,994	146,020
Dycom Industries, Inc.(1)	2,850	253,650
Eneti, Inc.	2,433	24,525
Fluor Corp.(1)	14,181	520,443
Granite Construction, Inc.	4,385	166,718
Great Lakes Dredge & Dock Corp.(1)	6,469	51,558
IES Holdings, Inc.(1)	808	53,223
INNOVATE Corp.(1)(2)	3,792	6,143
Limbach Holdings, Inc.(1)	760	24,115
MYR Group, Inc.(1)	1,634	220,198
Northwest Pipe Co.(1)	837	25,252
Primoris Services Corp.	5,279	172,782
Southland Holdings, Inc.(1)	310	1,882
Sterling Infrastructure, Inc.(1)	2,977	218,750
Tutor Perini Corp.(1)	3,186	24,946
		$3,624,321
Construction Materials — 0.3%
Knife River Corp.(1)	5,675	$277,110
Summit Materials, Inc., Class A(1)	11,878	369,881
United States Lime & Minerals, Inc.	203	40,803
		$687,794
Consumer Finance — 0.8%
Atlanticus Holdings Corp.(1)	446	$13,518
Bread Financial Holdings, Inc.	5,018	171,616
Consumer Portfolio Services, Inc.(1)	1,073	9,732
Encore Capital Group, Inc.(1)	2,310	110,326
Enova International, Inc.(1)	3,024	153,831
FirstCash Holdings, Inc.	3,746	376,023
Green Dot Corp., Class A(1)	4,617	64,315
LendingClub Corp.(1)	10,579	64,532
LendingTree, Inc.(1)	911	14,120

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance (continued)
Navient Corp.	9,200	$ 158,424
Nelnet, Inc., Class A	1,447	129,246
NerdWallet, Inc., Class A(1)	2,828	25,141
OppFi, Inc.(1)	1,009	2,543
PRA Group, Inc.(1)	3,840	73,766
PROG Holdings, Inc.(1)	4,604	152,899
Regional Management Corp.	671	18,573
Upstart Holdings, Inc.(1)(2)	7,164	204,461
World Acceptance Corp.(1)	369	46,885
		$1,789,951
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The)	3,200	$164,832
Chefs' Warehouse, Inc. (The)(1)	3,500	74,130
HF Foods Group, Inc.(1)	3,141	12,470
Ingles Markets, Inc., Class A	1,398	105,311
Natural Grocers by Vitamin Cottage, Inc., Class C	875	11,296
PriceSmart, Inc.	2,572	191,434
SpartanNash Co.	3,443	75,746
Sprouts Farmers Market, Inc.(1)	10,300	440,840
United Natural Foods, Inc.(1)	5,890	83,285
Village Super Market, Inc., Class A	640	14,490
Weis Markets, Inc.	1,638	103,194
		$1,277,028
Containers & Packaging — 0.3%
Greif, Inc., Class A	2,462	$164,486
Greif, Inc., Class B	446	29,686
Myers Industries, Inc.	3,634	65,158
O-I Glass, Inc.(1)	15,447	258,428
Pactiv Evergreen, Inc.	3,313	26,935
Ranpak Holdings Corp.(1)	4,233	23,027
TriMas Corp.	4,125	102,135
		$669,855
Distributors — 0.0%(3)
Weyco Group, Inc.	443	$11,230
		$11,230
Diversified Consumer Services — 1.1%
2U, Inc.(1)	7,725	$19,081
Adtalem Global Education, Inc.(1)	4,280	183,398
Carriage Services, Inc.	1,188	33,561
Chegg, Inc.(1)	11,742	104,739
Coursera, Inc.(1)	12,943	241,905
Duolingo, Inc.(1)	2,853	473,227
European Wax Center, Inc., Class A(1)(2)	3,368	54,562
frontdoor, Inc.(1)	8,182	250,287
Graham Holdings Co., Class B	353	205,799
Laureate Education, Inc., Class A	13,026	183,667
Security	Shares	Value
Diversified Consumer Services (continued)
Lincoln Educational Services Corp.(1)	1,956	$ 16,528
Nerdy, Inc.(1)	4,065	15,040
OneSpaWorld Holdings, Ltd.(1)	8,366	93,867
Perdoceo Education Corp.	6,679	114,211
Rover Group, Inc.(1)	9,162	57,354
Strategic Education, Inc.	2,250	169,312
Stride, Inc.(1)	4,217	189,892
Udemy, Inc.(1)	8,526	80,997
Universal Technical Institute, Inc.(1)	2,430	20,363
WW International, Inc.(1)	5,378	59,534
		$2,567,324
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	7,211	$120,640
Alpine Income Property Trust, Inc.	1,076	17,604
American Assets Trust, Inc.	4,853	94,391
Armada Hoffler Properties, Inc.	6,697	68,577
Broadstone Net Lease, Inc.	18,692	267,296
CTO Realty Growth, Inc.	2,168	35,143
Empire State Realty Trust, Inc., Class A	13,132	105,581
Essential Properties Realty Trust, Inc.	15,645	338,401
Gladstone Commercial Corp.(2)	3,969	48,263
Global Net Lease, Inc.	19,351	185,963
NexPoint Diversified Real Estate Trust	2,535	22,080
One Liberty Properties, Inc.	1,306	24,644
Star Holdings(1)	1,028	12,871
		$1,341,454
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	1,290	$40,480
AST SpaceMobile, Inc.(1)(2)	8,057	30,617
ATN International, Inc.	967	30,519
Bandwidth, Inc., Class A(1)	1,790	20,173
Charge Enterprises, Inc.(1)	8,110	4,032
Cogent Communications Holdings, Inc.	4,305	266,480
Consolidated Communications Holdings, Inc.(1)	5,584	19,097
EchoStar Corp., Class A(1)	3,300	55,275
Globalstar, Inc.(1)(2)	68,614	89,884
IDT Corp., Class B(1)	1,536	33,869
Liberty Latin America, Ltd., Class A(1)	3,362	27,434
Liberty Latin America, Ltd., Class C(1)	14,300	116,688
Lumen Technologies, Inc.(1)(2)	100,196	142,278
Ooma, Inc.(1)	2,353	30,613
		$907,439
Electric Utilities — 0.7%
ALLETE, Inc.	5,747	$303,442
Genie Energy, Ltd., Class B	1,633	24,054
MGE Energy, Inc.	3,628	248,554
Otter Tail Corp.(2)	4,105	311,652
PNM Resources, Inc.	8,525	380,300

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Portland General Electric Co.	9,659	$ 390,996
		$ 1,658,998
Electrical Equipment — 1.5%
Allient, Inc.	1,377	$ 42,577
Amprius Technologies, Inc.(1)(2)	444	2,105
Array Technologies, Inc.(1)	15,059	334,159
Atkore, Inc.(1)	3,807	567,966
Babcock & Wilcox Enterprises, Inc.(1)	4,352	18,322
Blink Charging Co.(1)(2)	4,552	13,929
Bloom Energy Corp., Class A(1)(2)	19,152	253,955
Dragonfly Energy Holdings Corp.(1)	1,257	1,936
Encore Wire Corp.	1,607	293,213
Energy Vault Holdings, Inc.(1)(2)	7,973	20,331
EnerSys	4,103	388,431
Enovix Corp.(1)(2)	13,609	170,793
Eos Energy Enterprises, Inc.(1)(2)	8,888	19,109
ESS Tech, Inc.(1)(2)	6,050	11,374
Fluence Energy, Inc.(1)(2)	3,912	89,937
FTC Solar, Inc.(1)(2)	6,274	8,031
FuelCell Energy, Inc.(1)	40,703	52,100
GrafTech International, Ltd.	19,266	73,789
LSI Industries, Inc.	2,161	34,317
NEXTracker, Inc., Class A(1)	4,976	199,836
NuScale Power Corp.(1)(2)	4,426	21,687
Powell Industries, Inc.	811	67,232
Preformed Line Products Co.	222	36,093
SES AI Corp.(1)(2)	10,311	23,406
Shoals Technologies Group, Inc., Class A(1)	17,048	311,126
SKYX Platforms Corp.(1)(2)	4,695	6,667
Stem, Inc.(1)(2)	14,154	60,013
SunPower Corp.(1)(2)	8,679	53,549
Thermon Group Holdings, Inc.(1)	3,323	91,283
TPI Composites, Inc.(1)(2)	4,132	10,950
Vicor Corp.(1)	2,205	129,852
		$3,408,068
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.(1)	1,442	$9,604
Advanced Energy Industries, Inc.	3,740	385,669
Aeva Technologies, Inc.(1)	8,168	6,248
Akoustis Technologies, Inc.(1)(2)	4,010	3,019
Arlo Technologies, Inc.(1)	8,587	88,446
Badger Meter, Inc.	2,925	420,820
Bel Fuse, Inc., Class B	1,032	49,247
Belden, Inc.	4,227	408,117
Benchmark Electronics, Inc.	3,516	85,298
Climb Global Solutions, Inc.	343	14,752
CTS Corp.	3,118	130,145
Daktronics, Inc.(1)	3,227	28,785
ePlus, Inc.(1)	2,642	167,820
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc.(1)	11,113	$ 54,009
Fabrinet(1)	3,660	609,829
FARO Technologies, Inc.(1)	1,514	23,058
Insight Enterprises, Inc.(1)	2,854	415,257
Iteris, Inc.(1)	3,528	14,606
Itron, Inc.(1)	4,529	274,367
Kimball Electronics, Inc.(1)	2,097	57,416
Knowles Corp.(1)	8,936	132,342
Lightwave Logic, Inc.(1)(2)	11,312	50,565
Luna Innovations, Inc.(1)	2,653	15,547
Methode Electronics, Inc.	3,514	80,295
MicroVision, Inc.(1)(2)	17,448	38,211
Mirion Technologies, Inc.(1)	19,770	147,682
Napco Security Technologies, Inc.	3,137	69,798
nLight, Inc.(1)	4,350	45,240
Novanta, Inc.(1)	3,560	510,646
OSI Systems, Inc.(1)	1,576	186,031
PAR Technology Corp.(1)(2)	2,648	102,054
PC Connection, Inc.	1,129	60,266
Plexus Corp.(1)	2,729	253,742
Presto Automation, Inc.(1)	263	376
Richardson Electronics, Ltd.	988	10,799
Rogers Corp.(1)	1,722	226,391
Sanmina Corp.(1)	5,732	311,133
ScanSource, Inc.(1)	2,484	75,290
SmartRent, Inc.(1)	18,178	47,445
TTM Technologies, Inc.(1)	10,170	130,990
Vishay Intertechnology, Inc.	12,824	317,009
Vishay Precision Group, Inc.(1)	1,011	33,949
Vuzix Corp.(1)(2)	4,601	16,702
		$6,109,015
Energy Equipment & Services — 2.8%
Archrock, Inc.	13,823	$174,170
Atlas Energy Solutions, Inc., Class A	1,344	29,877
Borr Drilling, Ltd.(1)	22,746	161,497
Bristow Group, Inc.(1)	2,348	66,143
Cactus, Inc., Class A	6,427	322,700
ChampionX Corp.	19,600	698,152
Core Laboratories, Inc.	4,661	111,911
Diamond Offshore Drilling, Inc.(1)	10,114	148,473
DMC Global, Inc.(1)	1,926	47,129
Dril-Quip, Inc.(1)	3,383	95,299
Expro Group Holdings NV(1)	8,768	203,681
Forum Energy Technologies, Inc.(1)	810	19,456
Helix Energy Solutions Group, Inc.(1)	14,305	159,787
Helmerich & Payne, Inc.	9,767	411,777
KLX Energy Services Holdings, Inc.(1)	1,046	12,395
Kodiak Gas Services, Inc.(1)	1,541	27,553
Liberty Energy, Inc., Class A	16,353	302,858
Mammoth Energy Services, Inc.(1)	1,924	8,927

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
Nabors Industries, Ltd.(1)	911	$ 112,180
Newpark Resources, Inc.(1)	7,671	53,007
Noble Corp. PLC	10,902	552,186
Oceaneering International, Inc.(1)	9,991	256,968
Oil States International, Inc.(1)	6,222	52,078
Patterson-UTI Energy, Inc.	35,157	486,573
ProFrac Holding Corp., Class A(1)(2)	1,873	20,378
ProPetro Holding Corp.(1)	9,803	104,206
Ranger Energy Services, Inc.	1,283	18,193
RPC, Inc.	8,391	75,015
SEACOR Marine Holdings, Inc.(1)	1,989	27,607
Seadrill, Ltd.(1)	5,024	225,025
Select Water Solutions, Inc., Class A	8,402	66,796
Solaris Oilfield Infrastructure, Inc., Class A	2,541	27,087
TETRA Technologies, Inc.(1)	12,362	78,870
Tidewater, Inc.(1)	4,724	335,735
US Silica Holdings, Inc.(1)	7,493	105,202
Valaris, Ltd.(1)	6,104	457,678
Weatherford International PLC(1)	7,080	639,536
		$6,696,105
Entertainment — 0.4%
Atlanta Braves Holdings, Inc.(1)	991	$38,718
Atlanta Braves Holdings, Inc., Class C(1)	4,351	155,461
Cinemark Holdings, Inc.(1)	10,928	200,529
IMAX Corp.(1)	4,433	85,646
Lions Gate Entertainment Corp., Class A(1)	5,843	49,549
Lions Gate Entertainment Corp., Class B(1)	11,508	90,568
Loop Media, Inc.(1)	3,011	1,497
Madison Square Garden Entertainment Corp.(1)	4,297	141,414
Marcus Corp. (The)(2)	1,876	29,078
Playstudios, Inc.(1)	8,439	26,836
Reservoir Media, Inc.(1)	1,534	9,357
Sphere Entertainment Co.(1)	2,593	96,356
Vivid Seats, Inc., Class A(1)	1,855	11,909
		$936,918
Financial Services — 2.2%
Acacia Research Corp.(1)	3,139	$11,457
Alerus Financial Corp.	1,781	32,379
A-Mark Precious Metals, Inc.	1,891	55,463
AvidXchange Holdings, Inc.(1)	14,850	140,778
Banco Latinoamericano de Comercio Exterior S.A.	2,713	57,516
Cannae Holdings, Inc.(1)	7,115	132,624
Cantaloupe, Inc.(1)	4,569	28,556
Cass Information Systems, Inc.	1,350	50,288
Compass Diversified Holdings(2)	6,280	117,876
Enact Holdings, Inc.	2,983	81,227
Essent Group, Ltd.	10,527	497,822
EVERTEC, Inc.	6,497	241,558
Federal Agricultural Mortgage Corp., Class C	907	139,950
Security	Shares	Value
Financial Services (continued)
Finance of America Cos., Inc., Class A(1)	2,618	$ 3,351
Flywire Corp.(1)	9,550	304,549
I3 Verticals, Inc., Class A(1)	2,239	47,332
International Money Express, Inc.(1)	3,046	51,569
Jackson Financial, Inc., Class A	8,092	309,276
Marqeta, Inc., Class A(1)	48,722	291,358
Merchants Bancorp	1,566	43,410
Mr. Cooper Group, Inc.(1)	6,442	345,034
NewtekOne, Inc.	1,925	28,394
NMI Holdings, Inc., Class A(1)	8,160	221,054
Ocwen Financial Corp.(1)	531	13,742
Pagseguro Digital, Ltd., Class A(1)	19,741	169,970
Payoneer Global, Inc.(1)	26,342	161,213
Paysafe, Ltd.(1)	3,202	38,392
Paysign, Inc.(1)	2,696	5,257
PennyMac Financial Services, Inc.	2,537	168,964
Priority Technology Holdings, Inc.(1)	578	1,873
Radian Group, Inc.	15,647	392,896
Remitly Global, Inc.(1)	13,110	330,634
Repay Holdings Corp.(1)	8,014	60,826
Security National Financial Corp., Class A(1)	1,031	8,083
StoneCo, Ltd., Class A(1)	28,939	308,779
SWK Holdings Corp.(1)	267	4,205
Velocity Financial, Inc.(1)	672	7,594
Walker & Dunlop, Inc.	3,163	234,821
Waterstone Financial, Inc.	1,822	19,951
		$5,160,021
Food Products — 1.1%
Alico, Inc.(2)	470	$11,731
B&G Foods, Inc.	7,068	69,902
Benson Hill, Inc.(1)(2)	12,841	4,257
Beyond Meat, Inc.(1)(2)	5,892	56,681
BRC, Inc., Class A(1)(2)	1,925	6,911
Calavo Growers, Inc.	1,707	43,068
Cal-Maine Foods, Inc.	3,796	183,802
Dole PLC(2)	7,110	82,334
Forafric Global PLC(1)	431	4,866
Fresh Del Monte Produce, Inc.	3,359	86,797
Hain Celestial Group, Inc. (The)(1)	8,890	92,189
Hostess Brands, Inc.(1)	13,206	439,892
J&J Snack Foods Corp.	1,497	244,984
John B. Sanfilippo & Son, Inc.	891	88,031
Lancaster Colony Corp.	1,942	320,488
Limoneira Co.	1,446	22,153
Mission Produce, Inc.(1)	4,781	46,280
Seneca Foods Corp., Class A(1)	439	23,631
Simply Good Foods Co. (The)(1)	9,026	311,577
Sovos Brands, Inc.(1)	5,111	115,253
SunOpta, Inc.(1)	8,959	30,192
TreeHouse Foods, Inc.(1)	5,121	223,173

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Utz Brands, Inc.	7,158	$ 96,132
Vital Farms, Inc.(1)	3,012	34,879
Westrock Coffee Co.(1)	2,346	20,786
		$ 2,659,989
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	9,805	$ 346,509
Chesapeake Utilities Corp.	1,738	169,890
New Jersey Resources Corp.	9,665	392,689
Northwest Natural Holding Co.	3,571	136,269
ONE Gas, Inc.	5,489	374,789
RGC Resources, Inc.	661	11,435
Southwest Gas Holdings, Inc.	6,143	371,099
Spire, Inc.	5,125	289,972
		$2,092,652
Ground Transportation — 0.4%
ArcBest Corp.	2,399	$243,858
Covenant Logistics Group, Inc.	703	30,827
Daseke, Inc.(1)	3,140	16,108
FTAI Infrastructure, Inc.	8,174	26,320
Heartland Express, Inc.	4,623	67,912
Marten Transport, Ltd.	5,775	113,825
PAM Transportation Services, Inc.(1)	502	10,818
RXO, Inc.(1)	11,554	227,961
TuSimple Holdings, Inc., Class A(1)	16,290	25,412
Universal Logistics Holdings, Inc.	475	11,961
Werner Enterprises, Inc.	6,296	245,229
		$1,020,231
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.(1)	7,702	$20,949
Alphatec Holdings, Inc.(1)	7,657	99,311
AngioDynamics, Inc.(1)	2,837	20,738
Artivion, Inc.(1)	3,885	58,897
AtriCure, Inc.(1)	4,629	202,750
Atrion Corp.	137	56,604
Avanos Medical, Inc.(1)	4,598	92,972
AxoGen, Inc.(1)	3,047	15,235
Axonics, Inc.(1)	4,875	273,585
Beyond Air, Inc.(1)(2)	2,117	4,890
Butterfly Network, Inc.(1)(2)	13,763	16,240
Cerus Corp.(1)	17,500	28,350
ClearPoint Neuro, Inc.(1)(2)	1,893	9,484
CONMED Corp.	3,047	307,290
Cutera, Inc.(1)(2)	1,245	7,495
CVRx, Inc.(1)(2)	918	13,926
Embecta Corp.	5,742	86,417
Glaukos Corp.(1)	4,658	350,514
Haemonetics Corp.(1)	4,985	446,556
Inari Medical, Inc.(1)	5,363	350,740
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Inmode, Ltd.(1)	7,698	$ 234,481
Inogen, Inc.(1)	1,598	8,342
Integer Holdings Corp.(1)	3,301	258,897
iRadimed Corp.	721	31,991
iRhythm Technologies, Inc.(1)	3,049	287,399
KORU Medical Systems, Inc.(1)	2,887	7,795
Lantheus Holdings, Inc.(1)	6,762	469,824
LeMaitre Vascular, Inc.	1,962	106,890
LivaNova PLC(1)	5,392	285,129
Merit Medical Systems, Inc.(1)	5,652	390,101
Nano-X Imaging, Ltd.(1)	4,525	29,684
Neogen Corp.(1)	21,658	401,539
Nevro Corp.(1)	3,529	67,827
Omnicell, Inc.(1)	4,467	201,194
OraSure Technologies, Inc.(1)	6,111	36,238
Orchestra BioMed Holdings, Inc.(1)(2)	1,396	12,173
Orthofix Medical, Inc.(1)	3,494	44,933
OrthoPediatrics Corp.(1)	1,565	50,080
Outset Medical, Inc.(1)	4,911	53,432
Paragon 28, Inc.(1)	3,915	49,133
PROCEPT BioRobotics Corp.(1)	3,586	117,657
Pulmonx Corp.(1)	3,617	37,364
Pulse Biosciences, Inc.(1)(2)	1,334	5,376
RxSight, Inc.(1)	2,672	74,522
Sanara Medtech, Inc.(1)(2)	313	9,744
Semler Scientific, Inc.(1)	413	10,478
SI-BONE, Inc.(1)	3,429	72,832
Sight Sciences, Inc.(1)	1,732	5,837
Silk Road Medical, Inc.(1)	3,818	57,232
STAAR Surgical Co.(1)	4,831	194,110
SurModics, Inc.(1)	1,145	36,743
Tactile Systems Technology, Inc.(1)	2,295	32,245
Tela Bio, Inc.(1)	1,311	10,488
TransMedics Group, Inc.(1)(2)	3,152	172,572
Treace Medical Concepts, Inc.(1)	4,493	58,903
UFP Technologies, Inc.(1)	705	113,822
Utah Medical Products, Inc.	296	25,456
Varex Imaging Corp.(1)	3,855	72,435
Vicarious Surgical, Inc.(1)	4,091	2,417
Zimvie, Inc.(1)	2,549	23,986
Zynex, Inc.(1)(2)	1,511	12,088
		$6,636,332
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A(1)(2)	25,630	$25,058
Accolade, Inc.(1)	6,560	69,405
AdaptHealth Corp.(1)	9,594	87,305
Addus HomeCare Corp.(1)	1,555	132,470
Agiliti, Inc.(1)	2,448	15,888
AirSculpt Technologies, Inc.(1)	508	3,475
Alignment Healthcare, Inc.(1)	7,871	54,625

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.(1)	3,919	$ 333,820
Apollo Medical Holdings, Inc.(1)	4,257	131,328
Aveanna Healthcare Holdings, Inc.(1)(2)	3,026	3,601
Brookdale Senior Living, Inc.(1)	18,689	77,373
Cano Health, Inc.(1)	19,729	5,003
CareMax, Inc.(1)	4,473	9,483
Castle Biosciences, Inc.(1)	2,450	41,381
Community Health Systems, Inc.(1)	12,400	35,960
CorVel Corp.(1)	867	170,496
Cross Country Healthcare, Inc.(1)	3,421	84,807
DocGo, Inc.(1)	7,671	40,886
Enhabit, Inc.(1)	4,967	55,879
Ensign Group, Inc. (The)	5,421	503,774
Fulgent Genetics, Inc.(1)	2,034	54,389
Guardant Health, Inc.(1)	11,049	327,492
HealthEquity, Inc.(1)	8,355	610,333
Hims & Hers Health, Inc.(1)	12,146	76,398
InfuSystem Holdings, Inc.(1)	1,500	14,460
Innovage Holding Corp.(1)	1,437	8,608
Invitae Corp.(1)(2)	25,918	15,686
Joint Corp. (The)(1)	1,060	9,529
LifeStance Health Group, Inc.(1)(2)	10,545	72,444
ModivCare, Inc.(1)	1,257	39,608
National HealthCare Corp.	1,241	79,399
National Research Corp.	1,412	62,650
NeoGenomics, Inc.(1)	12,661	155,730
OPKO Health, Inc.(1)(2)	39,779	63,646
Option Care Health, Inc.(1)	16,910	547,039
Owens & Minor, Inc.(1)	7,381	119,277
P3 Health Partners, Inc.(1)	1,908	2,805
Patterson Cos., Inc.	8,450	250,458
Pediatrix Medical Group, Inc.(1)	8,364	106,306
Pennant Group, Inc. (The)(1)	2,839	31,598
PetIQ, Inc.(1)	2,696	53,111
Privia Health Group, Inc.(1)	10,923	251,229
Progyny, Inc.(1)	7,807	265,594
Quipt Home Medical Corp.(1)(2)	3,332	16,960
RadNet, Inc.(1)	5,968	168,238
Select Medical Holdings Corp.	10,333	261,115
Surgery Partners, Inc.(1)(2)	6,710	196,268
US Physical Therapy, Inc.	1,466	134,476
Viemed Healthcare, Inc.(1)	2,819	18,972
		$5,895,835
Health Care REITs — 0.6%
CareTrust REIT, Inc.	9,959	$204,159
Community Healthcare Trust, Inc.	2,538	75,379
Diversified Healthcare Trust	23,576	45,737
Global Medical REIT, Inc.	6,063	54,385
LTC Properties, Inc.	4,077	130,994
National Health Investors, Inc.	4,151	213,195
Security	Shares	Value
Health Care REITs (continued)
Physicians Realty Trust	23,666	$ 288,489
Sabra Health Care REIT, Inc.	23,016	320,843
Universal Health Realty Income Trust	1,113	44,999
		$ 1,378,180
Health Care Technology — 0.5%
American Well Corp., Class A(1)	24,368	$ 28,511
Computer Programs and Systems, Inc.(1)	1,409	22,459
Definitive Healthcare Corp.(1)	3,728	29,787
Evolent Health, Inc., Class A(1)	10,946	298,060
Health Catalyst, Inc.(1)	5,546	56,126
HealthStream, Inc.	2,408	51,965
Multiplan Corp.(1)(2)	37,631	63,220
NextGen Healthcare, Inc.(1)	5,341	126,742
OptimizeRx Corp.(1)	1,258	9,787
Phreesia, Inc.(1)	5,075	94,801
Schrodinger, Inc.(1)	5,415	153,082
Sharecare, Inc.(1)	30,413	28,600
Simulations Plus, Inc.	1,576	65,719
Veradigm, Inc.(1)	10,724	140,913
		$1,169,772
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc.	21,440	$328,890
Braemar Hotels & Resorts, Inc.	5,189	14,374
Chatham Lodging Trust	4,756	45,515
DiamondRock Hospitality Co.	20,908	167,891
Hersha Hospitality Trust, Class A	2,387	23,536
Pebblebrook Hotel Trust(2)	12,078	164,140
RLJ Lodging Trust	15,814	154,819
Ryman Hospitality Properties, Inc.	5,744	478,360
Service Properties Trust	16,396	126,085
Summit Hotel Properties, Inc.	10,419	60,430
Sunstone Hotel Investors, Inc.	20,714	193,676
Xenia Hotels & Resorts, Inc.	11,095	130,699
		$1,888,415
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(1)	5,320	$58,254
Bally's Corp.(1)	2,436	31,936
Biglari Holdings, Inc., Class B(1)	80	13,280
BJ's Restaurants, Inc.(1)	2,245	52,668
Bloomin' Brands, Inc.	8,714	214,277
Bluegreen Vacations Holding Corp.	1,064	39,027
Bowlero Corp.(1)(2)	2,312	22,241
Brinker International, Inc.(1)	4,361	137,764
Carrols Restaurant Group, Inc.(1)	3,035	20,001
Century Casinos, Inc.(1)	1,662	8,526
Cheesecake Factory, Inc. (The)(2)	4,823	146,137
Chuy's Holdings, Inc.(1)	1,795	63,866
Cracker Barrel Old Country Store, Inc.	2,194	147,437

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Dave & Buster's Entertainment, Inc.(1)	3,625	$ 134,379
Denny's Corp.(1)	4,997	42,325
Dine Brands Global, Inc.	1,555	76,895
El Pollo Loco Holdings, Inc.	2,823	25,266
Everi Holdings, Inc.(1)	8,390	110,916
Fiesta Restaurant Group, Inc.(1)	1,462	12,368
First Watch Restaurant Group, Inc.(1)	2,227	38,505
Full House Resorts, Inc.(1)	2,565	10,952
Global Business Travel Group, Inc.(1)	2,665	14,657
Golden Entertainment, Inc.	2,012	68,770
Hilton Grand Vacations, Inc.(1)	8,091	329,304
Inspired Entertainment, Inc.(1)	1,661	19,865
International Game Technology PLC	10,796	327,335
Jack in the Box, Inc.	2,064	142,540
Krispy Kreme, Inc.(2)	8,703	108,526
Kura Sushi USA, Inc., Class A(1)	575	38,019
Life Time Group Holdings, Inc.(1)	4,439	67,517
Light & Wonder, Inc., Class A(1)	8,995	641,613
Lindblad Expeditions Holdings, Inc.(1)	3,449	24,833
Monarch Casino & Resort, Inc.	1,339	83,152
Mondee Holdings, Inc.(1)	3,749	13,384
Nathan's Famous, Inc.	233	16,464
Noodles & Co.(1)	3,189	7,845
ONE Group Hospitality, Inc. (The)(1)	1,532	8,426
Papa John's International, Inc.	3,297	224,921
PlayAGS, Inc.(1)	3,050	19,886
Portillo's, Inc., Class A(1)	4,222	64,977
Potbelly Corp.(1)	2,155	16,809
RCI Hospitality Holdings, Inc.	845	51,258
Red Robin Gourmet Burgers, Inc.(1)	1,311	10,540
Red Rock Resorts, Inc., Class A	4,733	194,053
Rush Street Interactive, Inc.(1)	6,153	28,427
Sabre Corp.(1)	32,581	146,289
SeaWorld Entertainment, Inc.(1)	3,648	168,720
Shake Shack, Inc., Class A(1)	3,755	218,053
Six Flags Entertainment Corp.(1)	7,182	168,849
Super Group SGHC, Ltd.(1)	11,269	41,583
Sweetgreen, Inc., Class A(1)	9,603	112,835
Target Hospitality Corp.(1)(2)	3,084	48,974
Xponential Fitness, Inc., Class A(1)	2,041	31,635
		$4,867,079
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,929	$72,961
Cavco Industries, Inc.(1)	870	231,124
Century Communities, Inc.	2,829	188,921
Cricut, Inc., Class A	4,718	43,830
Dream Finders Homes, Inc., Class A(1)(2)	2,390	53,130
Ethan Allen Interiors, Inc.	2,254	67,395
GoPro, Inc., Class A(1)	12,764	40,079
Green Brick Partners, Inc.(1)	2,623	108,881
Security	Shares	Value
Household Durables (continued)
Helen of Troy, Ltd.(1)	2,394	$ 279,045
Hooker Furnishings Corp.	908	17,661
Hovnanian Enterprises, Inc., Class A(1)	483	49,102
Installed Building Products, Inc.	2,357	294,366
iRobot Corp.(1)	2,726	103,315
KB Home	7,134	330,161
Landsea Homes Corp.(1)	1,316	11,831
La-Z-Boy, Inc.	4,316	133,278
Legacy Housing Corp.(1)	819	15,897
LGI Homes, Inc.(1)	2,070	205,944
Lovesac Co. (The)(1)	1,384	27,569
M / I Homes, Inc.(1)	2,679	225,143
MDC Holdings, Inc.	5,838	240,701
Meritage Homes Corp.	3,622	443,297
Purple Innovation, Inc.(2)	4,415	7,550
Skyline Champion Corp.(1)	5,327	339,436
Snap One Holdings Corp.(1)(2)	1,018	9,406
Sonos, Inc.(1)	12,629	163,040
Taylor Morrison Home Corp.(1)	10,461	445,743
Traeger, Inc.(1)	3,429	9,361
TRI Pointe Homes, Inc.(1)	9,863	269,753
United Homes Group, Inc.(1)(2)	508	2,845
Vizio Holding Corp., Class A(1)	7,537	40,775
VOXX International Corp.(1)	1,148	9,161
		$4,480,701
Household Products — 0.3%
Central Garden & Pet Co.(1)	964	$42,551
Central Garden & Pet Co., Class A(1)	3,914	156,912
Energizer Holdings, Inc.	7,124	228,253
Oil-Dri Corp. of America	405	25,009
WD-40 Co.	1,350	274,374
		$727,099
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	5,278	$27,709
Montauk Renewables, Inc.(1)(2)	6,625	60,354
Ormat Technologies, Inc.	5,318	371,835
Sunnova Energy International, Inc.(1)(2)	10,038	105,098
		$564,996
Industrial Conglomerates — 0.0%(3)
Brookfield Business Corp., Class A	2,564	$46,357
		$46,357
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	2,777	$210,108
LXP Industrial Trust	28,811	256,418
Plymouth Industrial REIT, Inc.	4,269	89,435

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs (continued)
Terreno Realty Corp.	8,130	$ 461,784
		$ 1,017,745
Insurance — 1.8%
Ambac Financial Group, Inc.(1)	3,798	$ 45,804
American Coastal Insurance Corp.(1)(2)	1,620	11,923
American Equity Investment Life Holding Co.(1)	7,731	414,691
AMERISAFE, Inc.	1,896	94,933
Argo Group International Holdings, Ltd.	3,179	94,861
BRP Group, Inc., Class A(1)	5,876	136,499
CNO Financial Group, Inc.	11,315	268,505
Crawford & Co., Class A	1,459	13,627
Donegal Group, Inc., Class A	1,516	21,611
eHealth, Inc.(1)	1,915	14,171
Employers Holdings, Inc.	2,664	106,427
Enstar Group, Ltd.(1)	1,186	287,012
F&G Annuities & Life, Inc.	1,837	51,546
Fidelis Insurance Holdings, Ltd.(1)	1,520	22,314
Genworth Financial, Inc., Class A(1)	46,917	274,934
GoHealth, Inc., Class A(1)	324	4,695
Goosehead Insurance, Inc., Class A(1)	2,142	159,643
Greenlight Capital Re, Ltd., Class A(1)	2,647	28,429
HCI Group, Inc.	635	34,474
Hippo Holdings, Inc.(1)(2)	1,244	9,915
Horace Mann Educators Corp.	4,086	120,047
Investors Title Co.	111	16,438
James River Group Holdings, Ltd.	3,680	56,488
Kingsway Financial Services, Inc.(1)	879	6,636
Lemonade, Inc.(1)(2)	5,040	58,565
Maiden Holdings, Ltd.(1)	7,497	13,195
MBIA, Inc.(1)	4,850	34,968
Mercury General Corp.	2,665	74,700
National Western Life Group, Inc., Class A	224	97,998
NI Holdings, Inc.(1)	903	11,622
Oscar Health, Inc., Class A(1)	15,370	85,611
Palomar Holdings, Inc.(1)	2,424	123,018
ProAssurance Corp.	5,370	101,439
Safety Insurance Group, Inc.	1,428	97,375
Selective Insurance Group, Inc.	5,987	617,679
Selectquote, Inc.(1)	10,628	12,435
SiriusPoint, Ltd.(1)	9,090	92,445
Skyward Specialty Insurance Group, Inc.(1)	2,393	65,472
Stewart Information Services Corp.	2,661	116,552
Tiptree, Inc.	2,311	38,732
Trupanion, Inc.(1)(2)	3,934	110,939
United Fire Group, Inc.	2,075	40,981
Universal Insurance Holdings, Inc.	2,020	28,320
		$4,117,669
Interactive Media & Services — 0.7%
Bumble, Inc., Class A(1)	10,060	$150,095
Security	Shares	Value
Interactive Media & Services (continued)
CarGurus, Inc.(1)	9,724	$ 170,365
Cars.com, Inc.(1)	6,614	111,512
DHI Group, Inc.(1)	3,207	9,813
Eventbrite, Inc., Class A(1)	7,686	75,784
EverQuote, Inc., Class A(1)	1,239	8,958
fuboTV, Inc.(1)(2)	28,397	75,820
Grindr, Inc.(1)(2)	3,387	19,475
Liberty TripAdvisor Holdings, Inc., Class B(1)	43	1,262
MediaAlpha, Inc., Class A(1)(2)	1,490	12,307
Nextdoor Holdings, Inc.(1)	12,020	21,876
Outbrain, Inc.(1)	4,048	19,714
QuinStreet, Inc.(1)	5,125	45,971
Shutterstock, Inc.	2,452	93,299
System1, Inc.(1)	2,046	2,476
TrueCar, Inc.(1)	7,838	16,225
Vimeo, Inc.(1)	15,130	53,560
Yelp, Inc.(1)	6,693	278,362
Ziff Davis, Inc.(1)	4,680	298,069
ZipRecruiter, Inc., Class A(1)	6,932	83,115
		$1,548,058
IT Services — 0.4%
BigBear.ai Holdings, Inc.(1)(2)	2,218	$3,349
BigCommerce Holdings, Inc., Series 1(1)	6,679	65,922
Brightcove, Inc.(1)	3,175	10,446
CXApp, Inc.(1)	161	291
DigitalOcean Holdings, Inc.(1)(2)	6,303	151,461
Fastly, Inc., Class A(1)	11,787	225,957
Grid Dynamics Holdings, Inc.(1)	5,471	66,637
Hackett Group, Inc. (The)	2,467	58,196
Information Services Group, Inc.	2,665	11,673
Perficient, Inc.(1)	3,412	197,418
Rackspace Technology, Inc.(1)	7,773	18,267
Squarespace, Inc., Class A(1)	4,441	128,656
Thoughtworks Holding, Inc.(1)	9,131	37,254
Tucows, Inc., Class A(1)(2)	790	16,124
Unisys Corp.(1)	6,557	22,622
		$1,014,273
Leisure Products — 0.4%
Acushnet Holdings Corp.	3,104	$164,636
AMMO, Inc.(1)(2)	6,601	13,334
Clarus Corp.(2)	2,191	16,564
Escalade, Inc.	822	12,585
Funko, Inc., Class A(1)(2)	2,496	19,094
JAKKS Pacific, Inc.(1)	597	11,098
Johnson Outdoors, Inc., Class A	405	22,149
Latham Group, Inc.(1)	3,322	9,302
Malibu Boats, Inc., Class A(1)	2,021	99,069
Marine Products Corp.	813	11,553
MasterCraft Boat Holdings, Inc.(1)	1,615	35,885

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Leisure Products (continued)
Smith + Wesson Brands, Inc.	4,512	$ 58,250
Solo Brands, Inc., Class A(1)	906	4,621
Sturm Ruger & Co., Inc.	1,738	90,585
Topgolf Callaway Brands Corp.(1)	14,308	198,023
Vista Outdoor, Inc.(1)	5,604	185,604
		$ 952,352
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.(1)	11,286	$ 61,509
Akoya Biosciences, Inc.(1)	1,199	5,575
BioLife Solutions, Inc.(1)	3,432	47,396
Codexis, Inc.(1)	4,645	8,779
CryoPort, Inc.(1)(2)	4,259	58,391
Cytek Biosciences, Inc.(1)	12,042	66,472
Harvard Bioscience, Inc.(1)	3,230	13,889
MaxCyte, Inc.(1)	7,417	23,141
Mesa Laboratories, Inc.	509	53,481
NanoString Technologies, Inc.(1)(2)	3,557	6,118
Nautilus Biotechnology, Inc.(1)	3,575	11,297
OmniAb, Inc.(1)	7,700	39,963
OmniAb, Inc. (earnout shares)(1)(4)	462	0
OmniAb, Inc. (earnout shares)(1)(4)	462	0
Pacific Biosciences of California, Inc.(1)	25,045	209,126
Quanterix Corp.(1)	3,475	94,311
Quantum-Si, Inc.(1)	9,906	16,444
Seer, Inc.(1)	5,782	12,778
SomaLogic, Inc.(1)(2)	15,149	36,206
		$764,876
Machinery — 3.5%
374Water, Inc.(1)(2)	4,891	$6,065
3D Systems Corp.(1)(2)	12,675	62,234
Alamo Group, Inc.	1,003	173,379
Albany International Corp., Class A	3,111	268,417
Astec Industries, Inc.	2,260	106,469
Barnes Group, Inc.	4,870	165,434
Blue Bird Corp.(1)	1,733	37,000
Chart Industries, Inc.(1)(2)	4,234	716,054
CIRCOR International, Inc.(1)	2,038	113,618
Columbus McKinnon Corp.	2,805	97,923
Commercial Vehicle Group, Inc.(1)	2,653	20,587
Desktop Metal, Inc., Class A(1)(2)	27,666	40,392
Douglas Dynamics, Inc.	2,242	67,664
Energy Recovery, Inc.(1)	5,537	117,440
Enerpac Tool Group Corp.	5,712	150,968
EnPro Industries, Inc.	2,083	252,439
ESCO Technologies, Inc.	2,546	265,904
Federal Signal Corp.	5,959	355,931
Franklin Electric Co., Inc.	4,593	409,833
Gencor Industries, Inc.(1)	870	12,293
Gorman-Rupp Co. (The)	2,259	74,321
Security	Shares	Value
Machinery (continued)
Greenbrier Cos., Inc. (The)	3,137	$ 125,480
Helios Technologies, Inc.	3,258	180,754
Hillenbrand, Inc.	6,867	290,543
Hillman Solutions Corp.(1)	19,582	161,551
Hyliion Holdings Corp.(1)(2)	14,559	17,180
Hyster-Yale Materials Handling, Inc.	1,071	47,745
John Bean Technologies Corp.	3,167	332,978
Kadant, Inc.	1,162	262,089
Kennametal, Inc.	8,019	199,513
Lindsay Corp.	1,099	129,330
Luxfer Holdings PLC	2,400	31,320
Manitowoc Co., Inc. (The)(1)	3,438	51,742
Mayville Engineering Co., Inc.(1)	912	10,005
Microvast Holdings, Inc.(1)	8,545	16,150
Miller Industries, Inc.	1,050	41,170
Mueller Industries, Inc.	5,573	418,867
Mueller Water Products, Inc., Class A	15,431	195,665
Nikola Corp.(1)(2)	58,995	92,622
Omega Flex, Inc.	248	19,525
Park-Ohio Holdings Corp.	693	13,798
Proto Labs, Inc.(1)	2,621	69,194
REV Group, Inc.	3,174	50,784
Shyft Group, Inc. (The)	3,397	50,853
SPX Technologies, Inc.(1)	4,389	357,265
Standex International Corp.	1,173	170,894
Tennant Co.	1,841	136,510
Terex Corp.	6,681	384,959
Titan International, Inc.(1)	5,211	69,984
Trinity Industries, Inc.	8,073	196,578
Velo3D, Inc.(1)(2)	8,778	13,694
Wabash National Corp.	4,717	99,623
Watts Water Technologies, Inc., Class A	2,720	470,070
		$8,222,800
Marine Transportation — 0.3%
Costamare, Inc.	4,298	$41,347
Eagle Bulk Shipping, Inc.	928	39,004
Genco Shipping & Trading, Ltd.	4,153	58,100
Golden Ocean Group, Ltd.	12,236	96,420
Himalaya Shipping, Ltd.(1)	2,261	10,921
Matson, Inc.	3,543	314,335
Pangaea Logistics Solutions, Ltd.	3,008	17,687
Safe Bulkers, Inc.(2)	6,968	22,576
		$600,390
Media — 0.6%
Advantage Solutions, Inc.(1)(2)	5,990	$17,012
AMC Networks, Inc., Class A(1)	3,026	35,646
Boston Omaha Corp., Class A(1)	2,278	37,336
Cardlytics, Inc.(1)(2)	3,307	54,565
Clear Channel Outdoor Holdings, Inc.(1)	36,584	57,803

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Media (continued)
Daily Journal Corp.(1)	134	$ 39,396
Emerald Holding, Inc.(1)	1,289	5,826
Entravision Communications Corp., Class A	5,618	20,506
EW Scripps Co. (The), Class A(1)	5,870	32,168
Gambling.com Group, Ltd.(1)	651	8,515
Gannett Co., Inc.(1)	14,229	34,861
Gray Television, Inc.	8,170	56,536
iHeartMedia, Inc., Class A(1)	8,782	27,751
Integral Ad Science Holding Corp.(1)	4,800	57,072
John Wiley & Sons, Inc., Class A	4,243	157,712
Magnite, Inc.(1)	13,310	100,357
PubMatic, Inc., Class A(1)	4,266	51,619
Scholastic Corp.	2,844	108,470
Sinclair, Inc.(2)	3,125	35,063
Stagwell, Inc.(1)	7,777	36,474
TechTarget, Inc.(1)	2,573	78,116
TEGNA, Inc.	20,252	295,072
Thryv Holdings, Inc.(1)	3,058	57,399
Townsquare Media, Inc., Class A	965	8,415
Urban One, Inc., Class A(1)	621	3,117
Urban One, Inc., Class D(1)	900	4,527
WideOpenWest, Inc.(1)	4,110	31,442
		$1,452,776
Metals & Mining — 1.8%
5E Advanced Materials, Inc.(1)(2)	2,423	$5,476
Alpha Metallurgical Resources, Inc.	1,252	325,182
Arch Resources, Inc.	1,819	310,431
ATI, Inc.(1)	12,824	527,708
Caledonia Mining Corp. PLC	1,356	13,370
Carpenter Technology Corp.	4,790	321,936
Century Aluminum Co.(1)	5,191	37,323
Coeur Mining, Inc.(1)	31,766	70,521
Commercial Metals Co.	11,537	570,043
Compass Minerals International, Inc.	3,406	95,198
Constellium SE(1)	12,589	229,120
Contango ORE, Inc.(1)	308	5,587
Dakota Gold, Corp.(1)	3,810	9,830
Ferroglobe Representation & Warranty Insurance Trust(5)	5,015	0
Haynes International, Inc.	1,254	58,336
Hecla Mining Co.	59,718	233,497
i-80 Gold Corp.(1)	15,953	24,408
Ivanhoe Electric, Inc. / US(1)	5,504	65,498
Kaiser Aluminum Corp.	1,586	119,362
Materion Corp.	2,042	208,100
NioCorp Developments, Ltd.(1)	161	584
Novagold Resources, Inc.(1)	24,037	92,302
Olympic Steel, Inc.	846	47,554
Perpetua Resources Corp.(1)	3,119	10,168
Piedmont Lithium, Inc.(1)(2)	1,783	70,785
PolyMet Mining Corp.(1)	2,264	4,709
Security	Shares	Value
Metals & Mining (continued)
Ramaco Resources, Inc., Class A	1,681	$ 18,474
Ramaco Resources, Inc., Class B	336	4,008
Ryerson Holding Corp.	2,239	65,133
Schnitzer Steel Industries, Inc., Class A	2,572	71,630
SunCoke Energy, Inc.	8,308	84,326
TimkenSteel Corp.(1)	4,290	93,179
Tredegar Corp.	2,145	11,604
Warrior Met Coal, Inc.	5,144	262,756
Worthington Industries, Inc.	3,062	189,293
		$4,257,431
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc.(2)	1,617	$18,984
Angel Oak Mortgage, Inc.	557	4,751
Apollo Commercial Real Estate Finance, Inc.	14,116	142,995
Arbor Realty Trust, Inc.(2)	17,848	270,933
Ares Commercial Real Estate Corp.(2)	5,128	48,818
ARMOUR Residential REIT, Inc.(2)	22,974	97,639
Blackstone Mortgage Trust, Inc., Class A(2)	17,133	372,643
BrightSpire Capital, Inc.	12,807	80,172
Chicago Atlantic Real Estate Finance, Inc.	1,352	19,901
Chimera Investment Corp.(2)	23,148	126,388
Claros Mortgage Trust, Inc.	9,023	99,975
Dynex Capital, Inc.	5,330	63,640
Ellington Financial, Inc.(2)	6,493	80,968
Franklin BSP Realty Trust, Inc.	8,265	109,429
Granite Point Mortgage Trust, Inc.	4,738	23,121
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(2)	10,287	218,084
Invesco Mortgage Capital, Inc.(2)	3,466	34,695
KKR Real Estate Finance Trust, Inc.	5,856	69,511
Ladder Capital Corp.	11,260	115,528
MFA Financial, Inc.	10,171	97,743
New York Mortgage Trust, Inc.	9,047	76,809
Nexpoint Real Estate Finance, Inc.	588	9,620
Orchid Island Capital, Inc.(2)	3,883	33,044
PennyMac Mortgage Investment Trust	8,786	108,946
Ready Capital Corp.	15,925	161,002
Redwood Trust, Inc.	11,324	80,740
TPG RE Finance Trust, Inc.	6,816	45,872
Two Harbors Investment Corp.	9,668	128,004
		$2,739,955
Multi-Utilities — 0.4%
Avista Corp.	7,502	$242,840
Black Hills Corp.	6,627	335,260
Northwestern Energy Group, Inc.	5,985	287,639
Unitil Corp.	1,586	67,738
		$933,477
Office REITs — 0.7%
Brandywine Realty Trust	16,919	$76,812

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Office REITs (continued)
City Office REIT, Inc.	3,686	$ 15,666
COPT Defense Properties	11,212	267,182
Douglas Emmett, Inc.	16,157	206,163
Easterly Government Properties, Inc.	9,207	105,236
Equity Commonwealth	10,434	191,673
Hudson Pacific Properties, Inc.	13,630	90,639
JBG SMITH Properties	11,117	160,752
Office Properties Income Trust	3,755	15,396
Orion Office REIT, Inc.	5,639	29,379
Paramount Group, Inc.	18,393	84,976
Peakstone Realty Trust(2)	3,628	60,370
Piedmont Office Realty Trust, Inc., Class A	12,278	69,002
Postal Realty Trust, Inc., Class A	1,548	20,898
SL Green Realty Corp.(2)	6,548	244,240
		$1,638,384
Oil, Gas & Consumable Fuels — 5.1%
Amplify Energy Corp.(1)	2,675	$19,661
Ardmore Shipping Corp.	4,052	52,717
Berry Corp.	7,582	62,172
California Resources Corp.	7,141	399,967
Callon Petroleum Co.(1)	6,091	238,280
Centrus Energy Corp., Class A(1)	1,204	68,339
Chord Energy Corp.	4,118	667,404
Civitas Resources, Inc.	6,885	556,790
Clean Energy Fuels Corp.(1)	16,735	64,095
CNX Resources Corp.(1)	15,684	354,145
Comstock Resources, Inc.(2)	9,139	100,803
CONSOL Energy, Inc.	3,289	345,049
Crescent Energy Co., Class A	3,134	39,614
CVR Energy, Inc.	2,947	100,286
Delek US Holdings, Inc.	6,612	187,847
Denbury, Inc.(1)	5,011	491,128
DHT Holdings, Inc.	13,636	140,451
Dorian LPG, Ltd.	3,185	91,505
Earthstone Energy, Inc., Class A(1)	5,636	114,073
Empire Petroleum Corp.(1)(2)	508	4,892
Encore Energy Corp.(1)	11,694	38,122
Energy Fuels, Inc.(1)(2)	15,617	128,372
Enviva, Inc.(2)	2,586	19,317
Equitrans Midstream Corp.	43,431	406,948
Evolution Petroleum Corp.	2,605	17,818
Excelerate Energy, Inc., Class A	1,391	23,703
Flex LNG, Ltd.	2,961	89,304
Gevo, Inc.(1)(2)	23,062	27,444
Golar LNG, Ltd.	10,073	244,371
Granite Ridge Resources, Inc.	2,146	13,091
Green Plains, Inc.(1)	5,782	174,038
Gulfport Energy Corp.(1)	1,098	130,289
Hallador Energy Co.(1)	1,886	27,196
HighPeak Energy, Inc.(2)	1,050	17,724
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	4,039	$ 181,755
Kinetik Holdings, Inc., Class A(2)	1,707	57,611
Kosmos Energy, Ltd.(1)	45,388	371,274
Magnolia Oil & Gas Corp., Class A	18,230	417,649
Matador Resources Co.	11,161	663,856
Murphy Oil Corp.	14,638	663,833
NACCO Industries, Inc., Class A	304	10,661
NextDecade Corp.(1)	2,319	11,873
Nordic American Tankers, Ltd.	20,402	84,056
Northern Oil and Gas, Inc.	8,212	330,369
Overseas Shipholding Group, Inc., Class A(1)	4,767	20,927
Par Pacific Holdings, Inc.(1)	5,494	197,454
PBF Energy, Inc., Class A	11,216	600,393
Peabody Energy Corp.	12,390	322,016
Permian Resources Corp.	27,160	379,154
PrimeEnergy Resources Corp.(1)	61	7,075
REX American Resources Corp.(1)	1,555	63,320
Riley Exploration Permian, Inc.	821	26,100
Ring Energy, Inc.(1)(2)	11,829	23,067
SandRidge Energy, Inc.	3,148	49,298
Scorpio Tankers, Inc.	4,953	268,056
SFL Corp., Ltd.	11,446	127,623
SilverBow Resources, Inc.(1)	1,744	62,383
Sitio Royalties Corp., Class A	8,024	194,261
SM Energy Co.	11,937	473,302
Talos Energy, Inc.(1)	11,117	182,763
Teekay Corp.(1)	5,446	33,602
Teekay Tankers, Ltd., Class A	2,377	98,955
Tellurian, Inc.(1)(2)	52,990	61,468
Uranium Energy Corp.(1)(2)	36,571	188,341
VAALCO Energy, Inc.	10,631	46,670
Verde Clean Fuels, Inc.(1)	355	1,338
Vertex Energy, Inc.(1)	5,577	24,818
Vital Energy, Inc.(1)	1,680	93,106
Vitesse Energy, Inc.	2,473	56,607
W&T Offshore, Inc.(1)	9,698	42,477
World Kinect Corp.	6,132	137,541
		$12,032,007
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,653	$59,921
Glatfelter Corp.(1)	3,755	7,510
Sylvamo Corp.	3,619	159,019
		$226,450
Passenger Airlines — 0.4%
Allegiant Travel Co.	1,571	$120,747
Blade Air Mobility, Inc.(1)	4,209	10,901
Frontier Group Holdings, Inc.(1)(2)	3,758	18,189
Hawaiian Holdings, Inc.(1)	5,027	31,821
JetBlue Airways Corp.(1)	32,879	151,243

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Passenger Airlines (continued)
Joby Aviation, Inc.(1)	27,707	$ 178,710
SkyWest, Inc.(1)	4,409	184,913
Spirit Airlines, Inc.	10,907	179,966
Sun Country Airlines Holdings, Inc.(1)	3,720	55,205
		$ 931,695
Personal Care Products — 0.9%
Beauty Health Co. (The)(1)(2)	7,481	$ 45,036
BellRing Brands, Inc.(1)	13,329	549,555
e.l.f. Beauty, Inc.(1)	5,352	587,810
Edgewell Personal Care Co.	5,093	188,237
Herbalife, Ltd.(1)	9,825	137,452
Inter Parfums, Inc.	1,825	245,170
Medifast, Inc.	1,067	79,865
Nature's Sunshine Products, Inc.(1)	1,018	16,868
Nu Skin Enterprises, Inc., Class A	4,956	105,117
Thorne HealthTech, Inc.(1)	1,407	14,337
USANA Health Sciences, Inc.(1)	1,121	65,702
Waldencast PLC, Class A(1)(2)	3,615	34,053
		$2,069,202
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc.(1)	6,900	$47,265
Amneal Pharmaceuticals, Inc.(1)	12,022	50,733
Amphastar Pharmaceuticals, Inc.(1)	3,775	173,612
Amylyx Pharmaceuticals, Inc.(1)	5,046	92,392
ANI Pharmaceuticals, Inc.(1)	1,456	84,535
Arvinas, Inc.(1)	4,879	95,824
Assertio Holdings, Inc.(1)(2)	8,159	20,887
Atea Pharmaceuticals, Inc.(1)	5,064	15,192
Axsome Therapeutics, Inc.(1)(2)	3,527	246,502
Biote Corp., Class A(1)	1,156	5,919
Bright Green Corp.(1)	4,982	1,972
Cara Therapeutics, Inc.(1)	3,311	5,562
Cassava Sciences, Inc.(1)(2)	3,951	65,745
Citius Pharmaceuticals, Inc.(1)	10,148	6,945
Collegium Pharmaceutical, Inc.(1)	3,419	76,415
Corcept Therapeutics, Inc.(1)	7,974	217,252
CorMedix, Inc.(1)(2)	3,685	13,635
Cymabay Therapeutics, Inc.(1)(2)	9,746	145,313
Edgewise Therapeutics, Inc.(1)	4,190	24,009
Enliven Therapeutics, Inc.(1)(2)	1,928	26,336
Evolus, Inc.(1)	4,084	37,328
Eyenovia, Inc.(1)(2)	2,297	3,813
EyePoint Pharmaceuticals, Inc.(1)(2)	2,583	20,638
Harmony Biosciences Holdings, Inc.(1)	3,278	107,420
Harrow, Inc.(1)(2)	2,564	36,845
Ikena Oncology, Inc.(1)	1,755	7,599
Innoviva, Inc.(1)	6,163	80,057
Intra-Cellular Therapies, Inc.(1)	9,310	484,958
Ligand Pharmaceuticals, Inc.(1)	1,656	99,228
Security	Shares	Value
Pharmaceuticals (continued)
Liquidia Corp.(1)	3,579	$ 22,691
Longboard Pharmaceuticals, Inc.(1)	1,286	7,150
Marinus Pharmaceuticals, Inc.(1)(2)	4,114	33,118
NGM Biopharmaceuticals, Inc.(1)	3,117	3,335
Nuvation Bio, Inc.(1)	14,367	19,252
Ocular Therapeutix, Inc.(1)	5,745	18,039
Omeros Corp.(1)(2)	5,027	14,679
Optinose, Inc.(1)(2)	6,021	7,406
Pacira BioSciences, Inc.(1)	4,526	138,858
Phathom Pharmaceuticals, Inc.(1)	3,095	32,095
Phibro Animal Health Corp., Class A	1,619	20,675
Pliant Therapeutics, Inc.(1)	5,614	97,347
Prestige Consumer Healthcare, Inc.(1)	4,952	283,205
Rain Oncology, Inc.(1)	1,403	1,209
Revance Therapeutics, Inc.(1)	8,289	95,075
Scilex Holding Co.(1)	5,205	7,287
scPharmaceuticals, Inc.(1)	2,385	16,981
SIGA Technologies, Inc.(2)	3,774	19,813
Supernus Pharmaceuticals, Inc.(1)	4,884	134,652
Taro Pharmaceutical Industries Ltd.(1)	675	25,454
Tarsus Pharmaceuticals, Inc.(1)(2)	1,947	34,598
Terns Pharmaceuticals, Inc.(1)	3,539	17,801
Theravance Biopharma, Inc.(1)(2)	6,083	52,496
Theseus Pharmaceuticals, Inc.(1)	889	2,391
Third Harmonic Bio, Inc.(1)	1,010	6,454
Trevi Therapeutics, Inc.(1)	3,438	7,495
Ventyx Biosciences, Inc.(1)	4,650	161,494
Verrica Pharmaceuticals, Inc.(1)(2)	1,724	6,698
WaVe Life Sciences, Ltd.(1)	4,883	28,077
Xeris Biopharma Holdings, Inc.(1)(2)	9,930	18,470
Zevra Therapeutics, Inc.(1)(2)	2,864	13,804
		$3,642,030
Professional Services — 2.3%
Alight, Inc., Class A(1)	39,581	$280,629
ASGN, Inc.(1)	4,794	391,574
Asure Software, Inc.(1)	1,563	14,786
Barrett Business Services, Inc.	606	54,685
Blacksky Technology, Inc.(1)	9,762	11,422
CBIZ, Inc.(1)	4,765	247,304
Conduent, Inc.(1)	16,976	59,077
CRA International, Inc.	671	67,610
CSG Systems International, Inc.	3,100	158,472
Exlservice Holdings, Inc.(1)	16,075	450,743
Exponent, Inc.	5,035	430,996
First Advantage Corp.	5,435	74,949
FiscalNote Holdings, Inc.(1)(2)	5,142	10,695
Forrester Research, Inc.(1)	966	27,917
Franklin Covey Co.(1)	1,203	51,633
Heidrick & Struggles International, Inc.	1,956	48,939
HireQuest, Inc.	443	6,836

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
HireRight Holdings Corp.(1)	1,733	$ 16,481
Huron Consulting Group, Inc.(1)	1,893	197,175
IBEX Holdings, Ltd.(1)	718	11,093
ICF International, Inc.	1,862	224,948
Innodata, Inc.(1)(2)	2,083	17,768
Insperity, Inc.	3,624	353,702
Kelly Services, Inc., Class A	3,255	59,209
Kforce, Inc.	1,926	114,905
Korn Ferry	5,187	246,071
Legalzoom.com, Inc.(1)	10,351	113,240
Maximus, Inc.	6,048	451,665
Mistras Group, Inc.(1)	1,720	9,374
NV5 Global, Inc.(1)	1,351	130,007
Planet Labs PBC(1)(2)	18,824	48,942
Resources Connection, Inc.	3,200	47,712
Skillsoft Corp.(1)	6,088	5,396
Sterling Check Corp.(1)	3,146	39,703
TriNet Group, Inc.(1)	3,744	436,101
TrueBlue, Inc.(1)	2,493	36,572
TTEC Holdings, Inc.	1,918	50,290
Upwork, Inc.(1)	12,301	139,739
Verra Mobility Corp.(1)	13,879	259,537
Willdan Group, Inc.(1)	898	18,346
		$5,416,243
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.(1)	112	$1,637
Anywhere Real Estate, Inc.(1)	10,639	68,409
Compass, Inc., Class A(1)	29,686	86,089
Cushman & Wakefield PLC(1)	16,512	125,821
DigitalBridge Group, Inc.	16,086	282,792
Douglas Elliman, Inc.	5,913	13,363
eXp World Holdings, Inc.(2)	6,880	111,731
Forestar Group, Inc.(1)	1,808	48,708
FRP Holdings, Inc.(1)	588	31,734
Kennedy-Wilson Holdings, Inc.	11,899	175,391
Marcus & Millichap, Inc.	2,400	70,416
Maui Land & Pineapple Co., Inc.(1)	623	8,255
Newmark Group, Inc., Class A	13,379	86,027
Opendoor Technologies, Inc.(1)	54,251	143,223
RE / MAX Holdings, Inc., Class A	1,564	20,238
Redfin Corp.(1)(2)	10,568	74,399
RMR Group, Inc. (The), Class A	1,361	33,372
St. Joe Co. (The)	3,424	186,026
Stratus Properties, Inc.(1)	442	12,111
Tejon Ranch Co.(1)	2,066	33,511
Transcontinental Realty Investors, Inc.(1)(2)	94	2,878
		$1,616,131
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A(1)	14,746	$100,273
Security	Shares	Value
Residential REITs (continued)
BRT Apartments Corp.	1,176	$ 20,310
Centerspace	1,503	90,571
Clipper Realty, Inc.	1,313	6,801
Elme Communities	8,738	119,186
Independence Realty Trust, Inc.	22,435	315,661
NexPoint Residential Trust, Inc.	2,244	72,212
UMH Properties, Inc.	5,470	76,689
Veris Residential, Inc.	7,866	129,789
		$931,492
Retail REITs — 1.1%
Acadia Realty Trust	9,291	$133,326
Alexander's, Inc.	184	33,530
CBL & Associates Properties, Inc.	2,675	56,121
Getty Realty Corp.	4,457	123,593
InvenTrust Properties Corp.	6,760	160,956
Kite Realty Group Trust	21,649	463,721
Macerich Co. (The)	21,489	234,445
NETSTREIT Corp.	6,764	105,383
Phillips Edison & Co., Inc.	11,731	393,458
Retail Opportunity Investments Corp.	12,239	151,519
RPT Realty	8,544	90,225
Saul Centers, Inc.	978	34,494
SITE Centers Corp.	18,952	233,678
Tanger Factory Outlet Centers, Inc.	10,160	229,616
Urban Edge Properties	11,424	174,330
Whitestone REIT	4,835	46,561
		$2,664,956
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(1)	4,782	$86,578
Aehr Test Systems(1)(2)	2,571	117,495
Alpha & Omega Semiconductor, Ltd.(1)	2,305	68,781
Ambarella, Inc.(1)	3,803	201,673
Amkor Technology, Inc.	10,187	230,226
Atomera, Inc.(1)(2)	1,466	9,177
Axcelis Technologies, Inc.(1)	3,241	528,445
CEVA, Inc.(1)	2,293	44,461
Cohu, Inc.(1)	4,642	159,870
Credo Technology Group Holding, Ltd.(1)	9,699	147,910
Diodes, Inc.(1)	4,490	353,992
FormFactor, Inc.(1)	7,671	268,025
Ichor Holdings, Ltd.(1)	2,835	87,772
Impinj, Inc.(1)	2,285	125,743
indie Semiconductor, Inc., Class A(1)(2)	13,695	86,278
inTEST Corp.(1)	886	13,441
Kulicke & Soffa Industries, Inc.	5,518	268,340
MACOM Technology Solutions Holdings, Inc.(1)	5,406	441,021
Maxeon Solar Technologies, Ltd.(1)(2)	2,489	28,847
MaxLinear, Inc.(1)	7,415	164,984
Navitas Semiconductor Corp.(1)	10,143	70,494

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NVE Corp.	394	$ 32,363
Onto Innovation, Inc.(1)	4,869	620,895
PDF Solutions, Inc.(1)	3,045	98,658
Photronics, Inc.(1)	6,070	122,675
Power Integrations, Inc.	5,648	430,999
Rambus, Inc.(1)	10,735	598,906
Semtech Corp.(1)	6,357	163,693
Silicon Laboratories, Inc.(1)	3,157	365,865
SiTime Corp.(1)	1,708	195,139
SkyWater Technology, Inc.(1)	1,736	10,451
SMART Global Holdings, Inc.(1)	4,804	116,977
Synaptics, Inc.(1)	3,924	350,963
Transphorm, Inc.(1)	1,608	3,570
Ultra Clean Holdings, Inc.(1)	4,422	131,201
Veeco Instruments, Inc.(1)	5,055	142,096
		$6,888,004
Software — 5.1%
8x8, Inc.(1)	11,167	$28,141
A10 Networks, Inc.	7,021	105,526
ACI Worldwide, Inc.(1)	10,785	243,310
Adeia, Inc.	10,636	113,592
Agilysys, Inc.(1)	1,992	131,791
Alarm.com Holdings, Inc.(1)	4,763	291,210
Alkami Technology, Inc.(1)	3,927	71,550
Altair Engineering, Inc., Class A(1)	5,341	334,133
American Software, Inc., Class A	2,770	31,744
Amplitude, Inc., Class A(1)	6,680	77,288
AppFolio, Inc., Class A(1)	1,909	348,641
Appian Corp., Class A(1)	4,079	186,043
Applied Digital Corp.(1)	6,729	41,989
Asana, Inc., Class A(1)	7,899	144,631
Aurora Innovation, Inc.(1)(2)	33,385	78,455
AvePoint, Inc.(1)(2)	15,239	102,406
Bit Digital, Inc.(1)(2)	5,971	12,778
Blackbaud, Inc.(1)	4,330	304,486
Blackline, Inc.(1)	5,604	310,854
Box, Inc., Class A(1)	14,016	339,327
Braze, Inc., Class A(1)	5,255	245,566
C3.ai, Inc., Class A(1)(2)	5,831	148,807
Cerence, Inc.(1)	4,008	81,643
Cipher Mining, Inc.(1)(2)	2,930	6,827
Cleanspark, Inc.(1)	11,084	42,230
Clear Secure, Inc., Class A	8,287	157,784
Commvault Systems, Inc.(1)	4,439	300,121
Consensus Cloud Solutions, Inc.(1)	1,958	49,302
CoreCard Corp.(1)(2)	598	11,960
Couchbase, Inc.(1)	3,354	57,555
CS Disco, Inc.(1)	1,668	11,075
Digimarc Corp.(1)(2)	1,402	45,551
Digital Turbine, Inc.(1)	9,410	56,930
Security	Shares	Value
Software (continued)
Domo, Inc., Class B(1)	3,023	$ 29,656
E2open Parent Holdings, Inc.(1)	17,033	77,330
Ebix, Inc.	2,606	25,747
eGain Corp.(1)	1,491	9,140
Enfusion, Inc., Class A(1)(2)	3,783	33,933
EngageSmart, Inc.(1)	4,794	86,244
Envestnet, Inc.(1)	4,981	219,313
Everbridge, Inc.(1)	4,044	90,666
EverCommerce, Inc.(1)	2,327	23,340
Expensify, Inc., Class A(1)	4,561	14,823
Freshworks, Inc., Class A(1)	16,107	320,851
Instructure Holdings, Inc.(1)	1,938	49,225
Intapp, Inc.(1)	2,207	73,979
InterDigital, Inc.	2,694	216,167
Jamf Holding Corp.(1)	6,945	122,649
Kaltura, Inc.(1)	6,855	11,859
LivePerson, Inc.(1)	7,222	28,094
LiveRamp Holdings, Inc.(1)	6,341	182,874
LiveVox Holdings, Inc.(1)	1,668	5,571
Marathon Digital Holdings, Inc.(1)(2)	16,734	142,239
Matterport, Inc.(1)	24,746	53,699
MeridianLink, Inc.(1)	2,591	44,202
MicroStrategy, Inc., Class A(1)	1,099	360,780
Mitek Systems, Inc.(1)	4,210	45,131
Model N, Inc.(1)	3,710	90,561
N-able, Inc.(1)	6,953	89,694
NextNav, Inc.(1)(2)	5,492	28,229
Olo, Inc., Class A(1)	10,204	61,836
ON24, Inc.	3,120	19,750
OneSpan, Inc.(1)	3,953	42,495
PagerDuty, Inc.(1)	8,899	200,138
PowerSchool Holdings, Inc., Class A(1)	5,572	126,261
Progress Software Corp.	4,327	227,514
PROS Holdings, Inc.(1)	4,443	153,817
Q2 Holdings, Inc.(1)	5,659	182,616
Qualys, Inc.(1)	3,699	564,282
Rapid7, Inc.(1)	5,965	273,078
Red Violet, Inc.(1)(2)	1,096	21,931
Rimini Street, Inc.(1)	3,438	7,564
Riot Platforms Inc.(1)	17,106	159,599
Sapiens International Corp. NV	3,055	86,854
SEMrush Holdings, Inc., Class A(1)	2,588	21,998
SolarWinds Corp.(1)	5,026	47,445
SoundHound AI, Inc., Class A(1)(2)	11,561	23,238
SoundThinking, Inc.(1)	604	10,812
Sprinklr, Inc., Class A(1)	10,340	143,106
Sprout Social, Inc., Class A(1)(2)	4,749	236,880
SPS Commerce, Inc.(1)	3,615	616,755
Tenable Holdings, Inc.(1)	11,352	508,570
Terawulf, Inc.(1)(2)	13,583	17,115
Varonis Systems, Inc.(1)	10,808	330,076

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Verint Systems, Inc.(1)	6,288	$ 144,561
Veritone, Inc.(1)(2)	2,028	5,232
Viant Technology, Inc., Class A(1)	874	4,894
Weave Communications, Inc.(1)	3,215	26,202
Workiva, Inc.(1)	4,862	492,715
Xperi, Inc.(1)	4,164	41,057
Yext, Inc.(1)	10,639	67,345
Zeta Global Holdings Corp., Class A(1)	13,340	111,389
Zuora, Inc., Class A(1)	12,297	101,327
		$12,067,694
Specialized REITs — 0.4%
Farmland Partners, Inc.(2)	4,989	$51,187
Four Corners Property Trust, Inc.	8,617	191,211
Gladstone Land Corp.(2)	3,332	47,415
Outfront Media, Inc.	14,672	148,187
PotlatchDeltic Corp.	7,867	357,083
Safehold, Inc.(2)	4,391	78,160
Uniti Group, Inc.	23,685	111,793
		$985,036
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)	2,081	$14,567
Aaron's Co., Inc. (The)	2,660	27,850
Abercrombie & Fitch Co., Class A(1)	4,853	273,564
Academy Sports & Outdoors, Inc.	7,424	350,932
American Eagle Outfitters, Inc.	18,168	301,770
America's Car-Mart, Inc.(1)	578	52,592
Arko Corp.	8,129	58,122
Asbury Automotive Group, Inc.(1)	2,037	468,653
BARK, Inc.(1)(2)	9,359	11,231
Big 5 Sporting Goods Corp.	1,632	11,440
Boot Barn Holdings, Inc.(1)	2,958	240,160
Buckle, Inc. (The)	3,037	101,405
Build-A-Bear Workshop, Inc.	1,064	31,292
Caleres, Inc.	3,449	99,193
Camping World Holdings, Inc., Class A	4,156	84,824
CarParts.com, Inc.(1)	3,715	15,306
Carvana Co.(1)	9,538	400,405
Cato Corp. (The), Class A	1,550	11,873
Chico's FAS, Inc.(1)	12,116	90,628
Children's Place, Inc. (The)(1)	1,078	29,138
Designer Brands, Inc., Class A	4,336	54,894
Destination XL Group, Inc.(1)	4,482	20,079
Duluth Holdings, Inc., Class B(1)	634	3,810
Envela Corp.(1)	626	2,967
EVgo, Inc.(1)(2)	10,242	34,618
Foot Locker, Inc.(2)	8,164	141,645
Genesco, Inc.(1)	983	30,296
Group 1 Automotive, Inc.	1,385	372,163
GrowGeneration Corp.(1)(2)	4,242	12,387
Security	Shares	Value
Specialty Retail (continued)
Guess?, Inc.	2,554	$ 55,269
Haverty Furniture Cos., Inc.	1,371	39,457
Hibbett, Inc.	1,261	59,910
J Jill, Inc.(1)	376	11,130
Lands' End, Inc.(1)	1,134	8,471
Lazydays Holdings, Inc.(1)	1,046	7,950
Leslie's, Inc.(1)	17,657	99,939
MarineMax, Inc.(1)	2,124	69,710
Monro, Inc.	3,098	86,031
National Vision Holdings, Inc.(1)	7,721	124,926
ODP Corp. (The)(1)	3,407	157,233
OneWater Marine, Inc., Class A(1)(2)	953	24,416
Overstock.com, Inc.(1)	4,484	70,937
PetMed Express, Inc.	1,778	18,225
Rent the Runway, Inc., Class A(1)	3,536	2,407
Revolve Group, Inc.(1)(2)	4,079	55,515
Sally Beauty Holdings, Inc.(1)	10,669	89,406
Shoe Carnival, Inc.	1,826	43,879
Signet Jewelers, Ltd.	4,432	318,262
Sleep Number Corp.(1)	2,108	51,836
Sonic Automotive, Inc., Class A	1,548	73,932
Sportsman's Warehouse Holdings, Inc.(1)(2)	3,542	15,904
Stitch Fix, Inc., Class A(1)	8,194	28,269
ThredUp, Inc., Class A(1)(2)	7,003	28,082
Tile Shop Holdings, Inc.(1)	2,729	14,982
Tilly's, Inc., Class A(1)	1,890	15,347
Torrid Holdings, Inc.(1)(2)	979	2,164
Upbound Group, Inc.	5,479	161,357
Urban Outfitters, Inc.(1)	6,345	207,418
Warby Parker, Inc., Class A(1)	8,425	110,873
Winmark Corp.	284	105,969
Zumiez, Inc.(1)	1,173	20,879
		$5,527,889
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology, Inc.(1)	3,357	$90,203
CompoSecure, Inc.(1)(2)	583	3,760
Corsair Gaming, Inc.(1)	3,645	52,962
CPI Card Group, Inc.(1)(2)	351	6,501
Eastman Kodak Co.(1)	5,624	23,677
Immersion Corp.	2,586	17,093
Intevac, Inc.(1)	2,108	6,556
IonQ, Inc.(1)(2)	15,979	237,768
Super Micro Computer, Inc.(1)	4,564	1,251,540
Turtle Beach Corp.(1)	1,190	10,799
Xerox Holdings Corp.	11,412	179,054
		$1,879,913
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A(1)(2)	7,078	$7,857
Figs, Inc., Class A(1)(2)	12,705	74,960

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Fossil Group, Inc.(1)	3,623	$ 7,463
G-III Apparel Group, Ltd.(1)	4,157	103,592
Hanesbrands, Inc.	34,991	138,564
Kontoor Brands, Inc.	5,532	242,910
Movado Group, Inc.	1,238	33,859
Oxford Industries, Inc.	1,489	143,138
Rocky Brands, Inc.	588	8,644
Steven Madden, Ltd.	7,485	237,799
Vera Bradley, Inc.(1)	2,166	14,317
Wolverine World Wide, Inc.	7,724	62,255
		$1,075,358
Tobacco — 0.1%
Ispire Technology, Inc.(1)	225	$2,059
Turning Point Brands, Inc.	1,415	32,672
Universal Corp.	2,397	113,163
Vector Group, Ltd.	14,452	153,769
		$301,663
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc.	2,313	$27,895
Applied Industrial Technologies, Inc.	3,837	593,239
Beacon Roofing Supply, Inc.(1)	5,302	409,155
BlueLinx Holdings, Inc.(1)	869	71,336
Boise Cascade Co.	3,949	406,905
Custom Truck One Source, Inc.(1)	4,543	28,167
Distribution Solutions Group, Inc.(1)	894	23,244
DXP Enterprises, Inc.(1)	1,272	44,444
EVI Industries, Inc.(1)	392	9,729
FTAI Aviation, Ltd.	9,897	351,838
GATX Corp.	3,531	384,279
Global Industrial Co.	1,285	43,047
GMS, Inc.(1)	4,133	264,388
H&E Equipment Services, Inc.	3,197	138,078
Herc Holdings, Inc.	2,811	334,340
Hudson Technologies, Inc.(1)	4,324	57,509
Karat Packaging, Inc.	359	8,279
McGrath RentCorp	2,455	246,089
MRC Global, Inc.(1)	8,341	85,495
NOW, Inc.(1)	10,910	129,502
Rush Enterprises, Inc., Class A	6,190	252,738
Rush Enterprises, Inc., Class B	846	38,315
Textainer Group Holdings, Ltd.	4,292	159,877
Titan Machinery, Inc.(1)	2,046	54,383
Transcat, Inc.(1)	728	71,322
Triton International, Ltd.(1)	5,428	433,976
Veritiv Corp.	1,303	220,077
Willis Lease Finance Corp.(1)	234	9,898
Xometry, Inc., Class A(1)	3,374	57,291
		$4,954,835
Security	Shares	Value
Water Utilities — 0.4%
American States Water Co.	3,685	$ 289,936
Artesian Resources Corp., Class A	917	38,505
Cadiz, Inc.(1)(2)	3,349	11,085
California Water Service Group	5,797	274,256
Consolidated Water Co., Ltd.	1,242	35,322
Global Water Resources, Inc.	641	6,250
Middlesex Water Co.	1,742	115,408
Pure Cycle Corp.(1)	1,502	14,419
SJW Group	3,082	185,259
York Water Co. (The)	1,406	52,711
		$1,023,151
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	6,590	$78,619
Shenandoah Telecommunications Co.	4,830	99,546
Spok Holdings, Inc.	1,468	20,948
Telephone & Data Systems, Inc.	9,837	180,116
Tingo Group, Inc.(1)(2)	10,085	10,337
		$389,566
Total Common Stocks (identified cost $200,590,244)		$220,965,088

Exchange-Traded Funds — 3.1%

Security	Shares	Value
Equity Funds — 3.1%
iShares Russell 2000 ETF(2)	41,000	$ 7,246,340
Total Exchange-Traded Funds (identified cost $6,874,423)		$ 7,246,340

Rights — 0.0%(3)

Security	Shares	Value
Biotechnology — 0.0%(3)
Aduro Biotech, Inc. CVR(1)(4)(5)	1,109	$ 0
GTx, Inc. CVR(1)(4)(5)	57	0
Prevail Therapeutics, Inc. CVR(1)(2)(4)(5)	1,221	610
Radius Health, Inc. CVR(1)(4)(5)	3,845	308
Tobira Therapeutics, Inc. CVR(1)(4)(5)	690	9,481
		$ 10,399
Health Care Equipment & Supplies — 0.0%(3)
Flexion Therapeutics, Inc. CVR(1)(4)(5)	3,730	$ 2,312
		$2,312

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Paper & Forest Products — 0.0%(3)
Resolute Forest Products, Inc. CVR(1)(4)	3,447	$ 3,792
		$ 3,792
Pharmaceuticals — 0.0%(3)
Chinook Therapeutics, Inc. CVR(1)(4)(5)	5,764	$ 2,248
Jounce Therapeutics, Inc. CVR(1)(2)(4)	2,585	78
		$ 2,326
Total Rights (identified cost $10,555)		$ 18,829

Short-Term Investments — 6.4%
Affiliated Fund — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	6,405,540	$ 6,405,540
Total Affiliated Fund (identified cost $6,405,540)		$ 6,405,540

Securities Lending Collateral — 3.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	7,658,906	$ 7,658,906
Total Securities Lending Collateral (identified cost $7,658,906)		$ 7,658,906
U.S. Treasury Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(8)	$1,000	$ 987,156
Total U.S. Treasury Obligations (identified cost $989,086)		$ 987,156
Total Short-Term Investments (identified cost $15,053,532)		$ 15,051,602
Total Investments — 103.2% (identified cost $222,528,754)		$243,281,859
Other Assets, Less Liabilities — (3.2)%		$ (7,508,895)
Net Assets — 100.0%		$235,772,964

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $18,022,772 and the total market value of the collateral received by the Fund was $18,672,266, comprised of cash of $7,658,906 and U.S. government and/or agencies securities of $11,013,360.
(3)	Amount is less than 0.05%.
(4)	Restricted security. Total market value of restricted securities amounts to $18,829, which represents less than 0.05% of the net assets of the Fund as of September 30, 2023.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
(8)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	85	Long	12/15/23	$7,644,050	$(232,785)
					$(232,785)
Restricted Securities
Description	Acquisition Dates	Cost
Aduro Biotech, Inc. CVR	10/2/20	$0
Chinook Therapeutics, Inc. CVR	8/14/23	2,248
Flexion Therapeutics, Inc. CVR	7/20/22	2,312
GTx, Inc. CVR	6/10/19	117
Jounce Therapeutics, Inc. CVR	5/5/23	23
OmniAb, Inc. (earnout shares)	12/5/22	0
OmniAb, Inc. (earnout shares)	12/5/22	0
Prevail Therapeutics, Inc. CVR	1/25/21	611
Radius Health, Inc. CVR	8/16/22	308
Resolute Forest Products, Inc. CVR	3/1/23	4,895
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,405,540, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,303,821	$68,238,512	$(69,136,793)	$ —	$ —	$6,405,540	$263,503	6,405,540

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
VP Russell 2000® Small Cap Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$220,965,088(2)	$0	$ —	$220,965,088
Exchange-Traded Funds	7,246,340	—	—	7,246,340
Rights	3,870	—	14,959	18,829
Short-Term Investments:
Affiliated Fund	6,405,540	—	—	6,405,540
Securities Lending Collateral	7,658,906	—	—	7,658,906
U.S. Treasury Obligations	—	987,156	—	987,156
Total Investments	$242,279,744	$987,156	$14,959	$243,281,859
Liability Description
Futures Contracts	$(232,785)	$ —	$ —	$(232,785)
Total	$(232,785)	$ —	$ —	$(232,785)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.